				File No.	2-9455
811-0523
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933				[X]

Pre-Effective Amendment No.				[__]

Post-Effective Amendment No. 151				[X]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940				[X]

Amendment No. 151				[X]

(Check appropriate box or boxes.)

THE DREYFUS FUND INCORPORATED
(Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
	200 Park Avenue, New York, New York		10166
	(Address of Principal Executive Offices)		(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 922-6000

Mark N. Jacobs, Esq.
200 Park Avenue
New York, New York 10166
(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

immediately upon filing pursuant to paragraph (b)

X	on May 1, 2004 pursuant to paragraph (b)

60 days after filing pursuant to paragraph (a)(1)

	on	(date)	pursuant to paragraph (a)(1)

75 days after filing pursuant to paragraph (a)(2)

	on	(date)	pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Dreyfus Fund
Incorporated
Seeks long-term capital growth
by investing in common stocks

PROSPECTUS May 1, 2004

Contents

The Fund

Goal/Approach	1

Main Risks	2
Past Performance	4
Expenses	5
Management	6
Financial Highlights	8

Your Investment

Account Policies	9
Distributions and Taxes	12
Services for Fund Investors	13
Instructions for Regular Accounts	14
Instructions for IRAs	16

For More Information

See back cover.

The Dreyfus Fund Incorporated

Ticker Symbol: DREVX

The Fund

GOAL/APPROACH

The fund seeks long-term capital growth consistent with the preservation of capital. Current income is a secondary goal. To pursue these goals, the fund primarily invests in common stocks issued by U.S. companies, including to a limited degree, those issued in initial public offerings (IPOs). The fund may invest up to 20% of its assets in foreign securities.

In choosing stocks, portfolio managers focus on large-capitalization companies with strong positions in their industries and a catalyst that can trigger a price increase (such as a corporate restructuring or change in management). The portfolio managers use fundamental analysis to create a broadly diversified portfolio comprised of growth stocks, value stocks and stocks that exhibit characteristics of both investment styles. The portfolio managers select stocks based on:

  value, or how a stock is priced relative to its perceived intrinsic worth growth, in this case the sustainability or growth of earnings or cash flow financial profile, which measures the financial health of the company

The fund typically sells a security when the portfolio managers believe that there has been a negative change in the fundamental factors surrounding the company, the company has become fully valued, the company has lost favor in the current market or economic environment, or a more attractive opportunity has been identified.

The fund may, but is not required to, use derivatives, such as futures and options, as a substitute for taking a position in an underlying asset, to manage interest rate risk, to increase returns, or as part of a hedging strategy. The fund also may engage in short-selling, typically for hedging purposes, such as to limit exposure to a possible market decline in the value of its portfolio securities.

Concepts to understand

Large-capitalization companies: established companies that tend to have long histories of operation, well-established business relationships, substantial resources and demonstrated ability to weather change and economic downturn.

Growth stocks: the stocks of companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

Value stocks: the stocks of companies that appear undervalued in terms of price relative to other financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book-ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

Fundamental analysis: a method of securities valuation that attempts to measure a security’s intrinsic value by analyzing “real” data (company financials, economic outlook, etc.) and other factors (management, industry conditions, competition, etc.).

The Fund 1

MAIN RISKS

The fund’s principal risks are discussed below. The value of your investment in the fund will fluctuate, sometimes dramatically, which means you could lose money.

  Market risk. The value of a security may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They also may decline because of factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry.
  Issuer risk. The value of a security may decline for a number of reasons which directly relate to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s products or services.
  Foreign investment risk. To the extent the fund invests in foreign securities, its performance will be influenced by political, social and economic factors affecting investments in foreign companies. Special risks associated with investments in foreign companies include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.
  Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged.
  Growth and value stock risk. By investing in a mix of growth and value companies, the fund assumes the risks of both. Investors often expect growth companies to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns. Value stocks involve the risk that they may never reach what the manager believes is their full market value, either because the market fails to recognize the stock’s intrinsic worth or the manager misgauged that worth.They also may decline in price, even though in theory they are already undervalued.
  Market sector risk. The fund may overweight or underweight certain companies, industries or market sectors, which may cause the fund’s performance to be more or less sensitive to developments affecting those companies, industries or sectors.
  Derivatives risk. The fund may invest in derivative instruments, such as options, futures and options on futures (including those relating to stocks, indexes, foreign currencies and interest rates). A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets. Derivatives can be highly volatile, illiquid and difficult to value, and there is the risk that changes in the value of a derivative held by the fund will not correlate with the fund’s other investments.

  Short-sale risk. The fund may make short sales, which involves selling a security it does not own in anticipation that the security’s price will decline. Short sales expose the fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the fund.
  IPO risk. The fund may purchase securities of IPOs.The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the fund’s performance depends on a variety of factors, including the number of IPOs the fund invests in relative to the size of the fund and whether and to what extent a security purchased in an IPO appreciates or depreciates in value. As a fund’s asset base increases, IPOs often have a diminished effect on such fund’s performance.

Other potential risks

Under adverse market conditions, the fund could invest some or all of its assets in U.S. Treasury securities and money market securities. Although the fund would do this for temporary defensive purposes, it could reduce the benefit from any upswing in the market. During such periods, the fund may not achieve its investment objectives.

The fund may lend its portfolio securities to brokers, dealers and other financial institutions. In connection with such loans, the fund will receive collateral from the borrower equal to at least 100% of the value of the loaned securities. Should the borrower of the securities fail financially, the fund may experience delays in recovering the loaned securities or exercising its rights in the collateral.

The Fund 3

PAST PERFORMANCE

The bar chart and table shown illustrate the risks of investing in the fund.The bar chart shows changes in the fund’s performance from year to year. The table shows the fund’s average annual total returns compared to those of the S&P 500®, a broad measure of stock performance. All returns assume reinvestment of dividends and distributions. Of course, past performance is no guarantee of future results.

After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Year-by-year total returns as of 12/31 each year (%)

Average annual total returns as of 12/31/03

	1 Year	5 Years	10 Years

Fund
returns before taxes	24.94%	-1.43%	5.18%
Fund
returns after taxes
on distributions	24.77%	-2.00%	2.71%
Fund
returns after taxes
on distributions and
sale of fund shares	16.39%	-1.40%	3.10%
S&P 500 ®
reflects no deduction for
fees, expenses or taxes	28.67%	-0.57%	11.06%

What this fund is — and isn’t

This fund is a mutual fund: a pooled investment that is professionally managed and gives you the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in this fund is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. You could lose money in this fund, but you also have the potential to make money.

EXPENSES

As an investor, you pay certain fees and expenses in connection with the fund, which are described in the table below.Annual fund operating expenses are paid out of fund assets, so their effect is included in the share price.The fund has no sales charge (load) or Rule 12b-1 distribution fees.

Fee table
Annual fund operating expenses
% of average daily net assets
Management fees			0.65%
Other expenses			0.12%

Total			0.77%

Expense example
1 Year	3 Years	5 Years	10 Years

$79	$246	$428	$954

This example shows what you could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether you sold your shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only.

Concepts to understand

Management fee: the fee paid to Dreyfus for managing the fund’s portfolio and assisting in all aspects of the fund’s operations.

Other expenses: fees paid by the fund for miscellaneous items such as transfer agency, custody, professional and registration fees.

The Fund 5

MANAGEMENT

The investment adviser for the fund is The Dreyfus Corporation (Dreyfus), 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages approximately $165 billion in approximately 200 mutual fund portfolios. For the past fiscal year, the fund paid Dreyfus a management fee at the annual rate of 0.65% of the fund’s average daily net assets. Dreyfus is the primary mutual fund business of Mellon Financial Corporation (Mellon Financial), a global financial services company with approximately $3.6 trillion of assets under management, administration or custody, including approximately $679 billion under management. Mellon Financial provides financial services for institutions, corporations and individuals, offering institutional asset management, mutual funds, private wealth management, asset servicing, human resources services and treasury services. Mellon Financial is headquartered in Pittsburgh, Pennsylvania.

On March 30, 2004, Mellon Bank, N.A., a wholly owned subsidiary of Mellon Financial and the then-current parent company of Dreyfus, transferred its entire interest in Dreyfus, including Dreyfus Service Corporation (the fund’s distributor) and all of Dreyfus’ other direct and indirect subsidiaries, to Mellon Financial.The reorganization did not result in a change in the control or management of Dreyfus under the Investment Advisers Act of 1940, as amended, or the Investment Company Act of 1940, as amended (the 1940 Act); Dreyfus merely became a direct, rather than indirect, wholly owned subsidiary of Mellon Financial. The reorganization was part of a larger reorganization of Mellon Financial that is expected to increase organizational synergies and create a more efficient capital structure throughout the organization.

The Dreyfus asset management philosophy is based on the belief that discipline and consistency are important to investment success. For each fund, Dreyfus seeks to establish clear guidelines for portfolio management and to be systematic in making decisions.This approach is designed to provide each fund with a distinct, stable identity.

Douglas D. Ramos and Hilary R. Woods are the fund’s primary portfolio managers, positions they have held since July 2001. Mr. Ramos and Ms. Woods have served as portfolio managers for various Dreyfus funds. Mr. Ramos joined Dreyfus in July 1997. Ms.Woods joined Dreyfus in 1987 as a senior sector manager for the capital goods industry.

The fund, Dreyfus and Dreyfus Service Corporation have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by the fund.The Dreyfus code of ethics restricts the personal securities transactions of its employees, and requires portfolio managers and other investment personnel to comply with the respective code’s preclearance and disclosure proce-dures.The primary purpose of the respective codes is to ensure that personal trading by Dreyfus employees does not disadvantage any Dreyfus-managed fund.

Two class actions have been filed against Mellon Financial and Mellon Bank, N.A., and Dreyfus and Founders Asset Management LLC (the Investment Advisers), and the directors of all or substantially all of the Dreyfus funds, alleging that the Investment Advisers improperly used assets of the Dreyfus funds, in the form of directed brokerage commissions and 12b-1 fees, to pay brokers to promote sales of Dreyfus funds, and that the use of fund assets to make these payments was not properly disclosed to investors. The complaints further allege that the directors breached their fiduciary duties to fund shareholders under the 1940 Act and at common law. The complaints seek unspecified compensatory and punitive damages, rescission of the funds’ contracts with the Investment Advisers, an accounting of all fees paid, and an award of attorneys’ fees and litigation expenses. Dreyfus and the Dreyfus funds believe the allegations to be totally without merit and will defend the actions vigorously.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the defendants in the future. Neither Dreyfus nor the Dreyfus funds believe that any of the pending actions will have a material adverse effect on the Dreyfus funds or Dreyfus’ ability to perform its contract with the Dreyfus funds.

The Fund 7

FINANCIAL HIGHLIGHTS

This table describes the fund’s performance for the fiscal periods indicated. “Total return” shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distribu-

tions.These figures have been independently audited by Ernst & Young LLP, whose report, along with the fund’s financial statements, is included in the annual report, which is available upon request.

			Year Ended December 31,
		2003	2002	2001	2000	1999

Per-Share Data ($):
Net asset value, beginning of period		7.72	9.99	11.20	13.28	11.52
Investment operations:	Investment income — net[1]	.08	.06	.06	.05	.05
	Net realized and unrealized gain (loss) on investments	1.83	(2.27)	(1.19)	(1.92)	2.65
Total from investment operations		1.91	(2.21)	(1.13)	(1.87)	2.70
Distributions:	Dividends from investment income — net	(.07)	(.06)	(.06)	(.05)	(.06)
	Dividends from net realized gain on investments	—	—	—	(.11)	(.88)
	Dividends in excess of net realized gain on investments	—	—	(.02)	(.05)	—
Total distributions		(.07)	(.06)	(.08)	(.21)	(.94)
Net asset value, end of period		9.56	7.72	9.99	11.20	13.28
Total Return (%)		24.94	(22.15)	(10.07)	(14.27)	24.07

Ratios/Supplemental Data (%):
Ratio of expenses to average net assets		.77	.76	.73	.71	.71
Ratio of net investment income to average net assets		.91	.68	.63	.42	.43
Portfolio turnover rate		55.14	49.46	60.55	79.41	58.61

Net assets, end of period ($ x 1,000)		1,517,129	1,316,897	1,863,438	2,240,137	2,830,625

1 Based on average shares outstanding at each month end.

Your Investment

ACCOUNT POLICIES

Buying shares

You pay no sales charges to invest in this fund. Your price for fund shares is the fund’s net asset value per share (NAV), which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) on days the exchange is open for regular business. Your order will be priced at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Securities held by the fund are valued on the basis of market quotations or official closing prices. If market quotations or official closing prices are not readily available, or are determined not to accurately reflect fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), the fund may value those investments at fair value as determined in accordance with procedures approved by the fund’s board. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. Foreign securities held by the fund may trade on days that the fund is not open for business, thus affecting the value of the fund’s assets on days when fund shareholders may not be able to buy or sell fund shares.

Minimum investments
	Initial	Additional

Regular accounts	$2,500	$100
		$500 for Dreyfus
		TeleTransfer investments
Traditional IRAs	$750	no minimum
Spousal IRAs	$750	$250
Roth IRAs	$750	no minimum
Education Savings	$500	no minimum
Accounts		after the first year
Dreyfus automatic	$100	$100
investment plans

All investments must be in U.S. dollars. Third-party checks cannot be accepted. You may be charged a fee for any check that does not clear. Maximum Dreyfus TeleTransfer purchase is $150,000 per day.

Third-party investments

If you invest through a third party (rather than directly with Dreyfus), the policies and fees may be different than those described herein. Banks, brokers, 401(k) plans, financial advisers and financial supermarkets may charge transaction fees and may set different minimum investments or limitations on buying or selling shares. In addition, such third parties may receive payments from Dreyfus in connection with their offering of fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the third party to offer the fund instead of other mutual funds where such payments are not received. Consult a representative of your plan or financial institution for further information.

Your Investment 9

ACCOUNT POLICIES (continued)

Selling shares

You may sell (redeem) shares at any time. Your shares will be sold at the next NAV calculated after your order is accepted by the fund’s transfer agent or other authorized entity. Any certificates representing fund shares being sold must be returned with your redemption request. Your order will be processed promptly and you will generally receive the proceeds within a week.

Before selling shares recently purchased by check, Dreyfus TeleTransfer or Automatic Asset Builder, please note that:

  if you send a written request to sell such shares, the fund may delay sending the proceeds for up to eight business days following the purchase of those shares the fund will not process wire, telephone, online or Dreyfus TeleTransfer redemption requests for up to eight business days following the purchase of those shares
Limitations on selling shares by phone
or online through Dreyfus.com
Proceeds	Minimum	Maximum
sent by	phone/online	phone/online

Check*	no minimum	$250,000 per day
Wire	$1,000	$500,000 for joint
		accounts every 30 days/
		$20,000 per day
Dreyfus	$500	$500,000 for joint
TeleTransfer		accounts every 30 days/
		$20,000 per day

* Not available online on accounts whose address has been changed within the last 30 days.

Written sell orders

Some circumstances require written sell orders along with signature guarantees. These include:

  amounts of $10,000 or more on accounts whose address has been changed within the last 30 days requests to send the proceeds to a different payee or address

Written sell orders of $100,000 or more must also be signature guaranteed.

A signature guarantee helps protect against fraud. You can obtain one from most banks or securities dealers, but not from a notary public. For joint accounts, each signature must be guaranteed. Please call us to ensure that your signature guarantee will be processed correctly.

General policies

Unless you decline teleservice privileges on your application, the fund’s transfer agent is authorized to act on telephone or online instructions from any person representing himself or herself to be you and reasonably believed by the transfer agent to be genuine. You may be responsible for any fraudulent telephone or online order as long as the fund’s transfer agent takes reasonable measures to confirm that instructions are genuine.

Excessive trading, short-term market timing or other abusive trading practices may disrupt portfolio management strategies and harm fund performance. Accordingly, the fund reserves the right to refuse any purchase or exchange request that could adversely affect the fund or its operations, including those from any individual or group who, in the fund’s view, is likely to engage in excessive trading, short-term market timing or other abusive trading practices. Multiple accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive trading, short-term market timing or other abusive trading practices. Transactions placed by suspected excessive traders may not be deemed accepted by the fund and may be cancelled or revoked by the fund on the next business day following receipt by the fund or its transfer agent. While the fund will take reasonable steps to prevent trading practices deemed to be harmful to the fund, it may not be able to identify such trading conducted through certain financial intermediaries or omnibus accounts.

The fund also reserves the right to:

  refuse any purchase or exchange request
  change or discontinue its exchange privilege or temporarily suspend the privilege during unusual market conditions change its minimum investment amounts
  delay sending out proceeds for up to seven days (generally applies only in cases of very large redemptions, excessive trading or during unusual market conditions)
  “redeem in kind,” or make payments in securities rather than cash, if the amount you are redeeming is large enough to affect fund operations (for example, if it exceeds 1% of the fund’s assets)

Small account policies

To offset the relatively higher costs of servicing smaller accounts, the fund charges regular accounts with balances below $2,000 an annual fee of $12. The fee will be imposed during the fourth quarter of each calendar year.

The fee will be waived for: any investor whose aggregate Dreyfus mutual fund investments total at least $25,000; IRA accounts; Education Savings Accounts; accounts participating in automatic investment programs; and accounts opened through a financial institution.

If your account falls below $500, the fund may ask you to increase your balance. If it is still below $500 after 45 days, the fund may close your account and send you the proceeds.

Your Investment 11

DISTRIBUTIONS AND TAXES

The fund earns dividends, interest and other income from its investments, and distributes this income (less expenses) to shareholders as dividends. The fund also realizes capital gains from its investments, and distributes these gains (less any losses) to shareholders as capital gain distributions. The fund normally pays dividends quarterly and capital gain distributions annually. Fund dividends and capital gain distributions will be reinvested in the fund unless you instruct the fund otherwise.There are no fees or sales charges on reinvestments.

Distributions paid by the fund are subject to federal income tax, and may also be subject to state or local taxes (unless you are investing through a tax-advantaged retirement account). For federal tax purposes, in general, certain fund distributions, including distributions of short-term capital gains, are taxable to you as ordinary income. Other fund distributions, including dividends from U.S. companies and certain foreign companies and distributions of long-term capital gains, are taxable to you as qualified dividends and capital gains.

High portfolio turnover and more volatile markets can result in significant taxable distributions to shareholders, regardless of whether their shares have increased in value.The tax status of any distribution generally is the same regardless of how long you have been in the fund and whether you reinvest your distributions or take them in cash.

If you buy shares of a fund when the fund has realized but not yet distributed income or capital gains, you will be “buying a dividend” by paying the full price for the shares and then receiving a portion back in the form of a taxable distribution.

Your sale of shares, including exchanges into other funds, may result in a capital gain or loss for tax purposes.A capital gain or loss on your investment in the fund generally is the difference between the cost of your shares and the amount you receive when you sell them.

The tax status of your distributions will be detailed in your annual tax statement from the fund. Because everyone’s tax situation is unique, please consult your tax advisor before investing.

SERVICES FOR FUND INVESTORS

Automatic services

Buying or selling shares automatically is easy with the services described below.With each service, you select a schedule and amount, subject to certain restrictions.You can set up most of these services with your application or by calling 1-800-645-6561.

For investing
Dreyfus Automatic	For making automatic investments
Asset Builder®	from a designated bank account.

Dreyfus Payroll	For making automatic investments
Savings Plan	through a payroll deduction.

Dreyfus Government	For making automatic investments
Direct Deposit	from your federal employment,
Privilege	Social Security or other regular
federal government check.

Dreyfus Dividend	For automatically reinvesting the
Sweep	dividends and distributions from
one Dreyfus fund into another
(not available for IRAs).

For exchanging shares

Dreyfus Auto-	For making regular exchanges from
Exchange Privilege	one Dreyfus fund into another.

For selling shares

Dreyfus Automatic	For making regular withdrawals
Withdrawal Plan	from most Dreyfus funds.

Exchange privilege

You can exchange shares worth $500 or more

(no minimum for retirement accounts) from one Dreyfus fund into another. You can request your exchange in writing, by phone or online. Be sure to read the current prospectus for any fund into which you are exchanging before investing. Any new account established through an exchange will have the same privileges as your original account (as long as they are available). There is currently no fee for exchanges, although you may be charged a sales load when exchanging into any fund that has one.

Dreyfus TeleTransfer privilege

To move money between your bank account and your Dreyfus fund account with a phone call or online, use the Dreyfus TeleTransfer privilege. You can set up Dreyfus TeleTransfer on your account by providing bank account information and following the instructions on your application.

Dreyfus Express® voice-activated account access

You can easily manage your Dreyfus accounts, check your account balances, purchase fund shares, transfer money between your Dreyfus funds, get price and yield information and much more —when it’s convenient for you — by calling 1-800-645-6561. Certain requests may require the services of a representative.

Dreyfus Financial Centers

Through a nationwide network of Dreyfus Financial Centers, Dreyfus offers a full array of investment services and products. This includes information on mutual funds, brokerage services, tax-advantaged products and retirement planning.

Experienced financial advisers can help you make informed choices and provide you with personalized attention in handling account transactions. The Financial Centers also offer informative seminars and events. To find the Financial Center nearest you, call 1-800-499-3327.

Retirement plans

Dreyfus offers a variety of retirement plans, including traditional and Roth IRAs, and Education Savings Accounts. Here’s where you call for information:

  for traditional, rollover and Roth IRAs, and Education Savings Accounts, call 1-800-645-6561 for SEP-IRAs, Keogh accounts, 401(k) and 403(b) accounts, call 1-800-358-0910

Your Investment 13

INSTRUCTIONS FOR REGULAR ACCOUNTS

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Family of Funds

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

INSTRUCTIONS FOR REGULAR ACCOUNTS (continued)

Your Investment 15

INSTRUCTIONS FOR IRAS

Concepts to understand

Wire transfer: for transferring money from one financial institution to another. Wiring is the fastest way to move money, although your bank may charge a fee to send or receive wire transfers. Wire redemptions from the fund are subject to a $1,000 minimum.

Electronic check: for transferring money out of a bank account. Your transaction is entered electronically, but may take up to eight business days to clear. Electronic checks usually are available without a fee at all Automated Clearing House (ACH) banks.

To reach Dreyfus, call toll free in the U.S.

1-800-645-6561

Outside the U.S. 516-794-5452

Make checks payable to:

The Dreyfus Trust Company, Custodian

You also can deliver requests to any Dreyfus Financial Center. Because processing time may vary, please ask the representative when your account will be credited or debited.

NOTES

For More Information

The Dreyfus Fund Incorporated

SEC file number: 811-0523

More information on this fund is available free upon request, including the following:

Annual/Semiannual Report

Describes the fund’s performance, lists portfolio holdings and contains a letter from the fund’s managers discussing recent market conditions, economic trends and fund strategies that significantly affected the fund’s performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the fund and its poli-cies.A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

By telephone

Call 1-800-645-6561

By mail Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

By E-mail Send your request to info@dreyfus.com

On the Internet Text-only versions of certain fund documents can be viewed online or downloaded from: SEC http://www.sec.gov Dreyfus http://www.dreyfus.com

You can also obtain copies, after paying a duplicating fee, by visiting the SEC’s Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC’s Public Reference Section, Washington, DC 20549-0102.

© 2004 Dreyfus Service Corporation

0026P0504

THE DREYFUS FUND INCORPORATED

STATEMENT OF ADDITIONAL INFORMATION

MAY 1, 2004

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the current Prospectus of The Dreyfus Fund Incorporated (the “Fund”), dated May 1, 2004, as it may be revised from time to time. To obtain a copy of the Fund’s Prospectus, please write to the Fund at 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144, visit the Dreyfus.com website, or call one of the following numbers:

Call Toll Free 1-800-645-6561
In New York City -- Call 1-718-895-1206
Outside the U.S. -- Call 516-794-5452

The Fund’s most recent Annual Report and Semi-Annual Report to Shareholders are separate documents supplied with this Statement of Additional Information, and the financial statements, accompanying notes and report of independent auditors appearing in the Annual Report are incorporated by reference into this Statement of Additional Information.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

DESCRIPTION OF THE FUND

The Fund, a Maryland corporation formed on January 2, 1947, began operations under its present name on May 24, 1951. The Fund is an open-end, management investment company, known as a mutual fund. The Fund is a diversified fund, which means that, with respect to 75% of the Fund’s total assets, the Fund will not invest more than 5% of its assets in the securities of any single issuer nor hold more than 10% of the outstanding voting securities of any single issuer (other than, in each case, securities of other investment companies, and securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities).

The Dreyfus Corporation (the “Manager”) serves as the Fund’s investment adviser.

Dreyfus Service Corporation (the “Distributor”) is the distributor of the Fund’s shares.

Certain Portfolio Securities

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

Common Stock. Stocks represent shares of ownership in a company. After other claims are satisfied, common stockholders participate in company profits on a pro-rata basis; profits may be paid out in dividends or reinvested in the company to help it grow. Increases and decreases in earnings are usually reflected in a company’s stock price, so common stocks generally have the greatest appreciation and depreciation potential of all corporate securities.

Convertible Securities. Convertible securities may be converted at either a stated price or stated rate into underlying shares of common stock. Convertible securities have characteristics similar to both fixed-income and equity securities. Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock, of the same issuer.

Because of the subordination feature, however, convertible securities typically have lower ratings than similar non-convertible securities.

Although to a lesser extent than with fixed-income securities, the market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. In addition, because of the conversion feature, the market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock. A unique feature of convertible securities is that as the market price of the underlying common stock declines, convertible securities tend to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the prices of the convertible securities tend to rise as a reflection of the value of the underlying common stock.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

Convertible securities provide for a stable stream of income with generally higher yields than common stocks, but there can be no assurance of current income because the issuers of the convertible securities may default on their obligations. A convertible security, in addition to providing fixed income, offers the potential for capital appreciation through the conversion feature, which enables the holder to benefit from increases in the market price of the underlying common stock. There can be no assurance of capital appreciation, however, because securities prices fluctuate. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality because of the potential for capital appreciation.

Investment Companies. The Fund may invest in securities issued by registered and unregistered investment companies, including exchange-traded funds described below, to the extent consistent with its investment objectives. Under the Investment Company Act of 1940, as amended (the “1940 Act”), the Fund’s investment in such securities, subject to certain exceptions, currently is limited to (i) 3% of the total voting stock of any one investment company, (ii) 5% of the Fund’s total assets with respect to any one investment company and (iii) 10% of the Fund’s total assets in the aggregate. As a shareholder of another investment company, the Fund would bear, along with other shareholders, its pro rata portion of the other investment company’s expenses, including advisory fees. These expenses would be in addition to the advisory fees and other expenses that the Fund bears directly in connection with its own operations. The Fund also may invest its uninvested cash reserves, or cash it receives as collateral from borrowers of its portfolio securities in connection with the Fund’s securities lending program, in shares of one or more money market funds advised by the Manager. Such investments will not be subject to the limitations described above, except that the Fund’s aggregate investment of uninvested cash reserves in such money market funds may not exceed 25% of its total assets. See “Lending Portfolio Securities.”

Exchange-Traded Funds. The Fund may invest in shares of exchange-traded investment companies (collectively, “ETFs”) which are designed to provide investment results corresponding to a securities index. These may include Standard & Poor’s Depositary Receipts (“SPDRs”) DIAMONDS, Nasdaq-100 Index Tracking Stock (also referred to as “Nasdaq 100 Shares”) and iShares exchange-traded funds (“iShares”). ETFs represent ownership interests in a portfolio of all or substantially all of the component securities of, and in substantially the same weighting as, the relevant benchmark index. The benchmark indices of SPDRs, DIAMONDS and Nasdaq-100 Shares are the Standard & Poor’s 500 Stock Index, the Dow Jones Industrial Average and Nasdaq-100 Index, respectively. The benchmark index for iShares varies, generally corresponding to the name of the particular iShares fund. ETFs are designed to provide investment results that generally correspond to the price and yield performance of the component securities of the benchmark index. ETFs are listed on an exchange and trade in the secondary market on a per-share basis.

The values of ETFs are subject to change as the values of their respective component securities fluctuate according to market volatility. Investments in ETFs that are designed to

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

correspond to an equity index involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of ETFs invested in by the Fund. Moreover, the Fund’s investments in ETFs may not exactly match the performance of a direct investment in the respective indices to which they are intended to correspond due to the temporary unavailability of certain index securities in the secondary market or other extraordinary circumstances, such as discrepancies with respect to the weighting of securities.

Depositary Receipts. The Fund may invest in the securities of foreign issuers in the form of American Depositary Receipts and American Depositary Shares (collectively, “ADRs”) and Global Depositary Receipts and Global Depositary Shares (collectively, “GDRs”) and other forms of depositary receipts and shares. These securities may not necessarily be denominated in the same currency as the securities into which they may be converted. ADRs are receipts typically issued by a United States bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. GDRs are receipts issued outside the United States typically by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. Generally, ADRs in registered form are designed for use in the United States securities markets and GDRs in bearer form are designed for use outside the United States.

These securities may be purchased through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the underlying security and a depositary. A depositary may establish an unsponsored facility without participation by the issuer of the deposited security. Holders of unsponsored depositary receipts generally bear all the costs of such facilities, and the depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities.

Illiquid Securities. The Fund may invest up to 15% of the value of its net assets in securities as to which a liquid trading market does not exist, provided such investments are consistent with the Fund’s investment objective. These securities may include securities that are not readily marketable, such as securities that are subject to legal or contractual restrictions on resale, repurchase agreements providing for settlement in more than seven days after notice, and certain privately negotiated, non-exchange traded options and securities used to cover such options. As to these securities, the Fund is subject to a risk that should the Fund desire to sell them when a ready buyer is not available at a price the Fund deems representative of their value, the value of the Fund’s net assets could be adversely affected.

Money Market Instruments. When the Manager determines that adverse market conditions exist, the Fund may adopt a temporary defensive position and invest some or all of its assets in money market instruments, including U.S. Government securities, repurchase agreements, bank obligations and commercial paper. The Fund also may purchase money market instruments when it has cash reserves or in anticipation of taking a market position.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Investment Techniques

The following information supplements and should be read in conjunction with the Fund’s Prospectus.

Foreign Currency Transactions. The Fund may enter into foreign currency transactions for a variety of purposes, including: to fix in U.S. dollars, between trade and settlement date, the value of a security the Fund has agreed to buy or sell; to hedge the U.S. dollar value of securities the Fund already owns, particularly if it expects a decrease in the value of the currency in which the foreign security is denominated; or to gain exposure to the foreign currency in an attempt to realize gains.

Foreign currency transactions may involve, for example, the Fund’s purchase of foreign currencies for U.S. dollars or the maintenance of short positions in foreign currencies. A short position would involve the Fund agreeing to exchange an amount of a currency it did not currently own for another currency at a future date in anticipation of a decline in the value of the currency sold relative to the currency the Fund contracted to receive. The Fund’s success in these transactions will depend principally on the Manager’s ability to predict accurately the future exchange rates between foreign currencies and the U.S. dollar.

Currency exchange rates may fluctuate significantly over short periods of time. They generally are determined by the forces of supply and demand in the foreign exchange markets and the relative merits of investments in different countries, actual or perceived changes in interest rates and other complex factors, as seen from an international perspective. Currency exchange rates also can be affected unpredictably by intervention by U.S. or foreign governments or central banks, or the failure to intervene, or by currency controls or political developments in the United States or abroad.

Short-Selling. In these transactions, the Fund sells a security it does not own in anticipation of a decline in the market value of the security. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. The price at such time may be more or less than the price at which the security was sold by the Fund, which would result in a loss or gain, respectively.

The Fund will not sell securities short if, after giving effect to such short sale, the total market value of all securities sold short would exceed 25% of the value of the Fund’s net assets. The Fund may not make a short sale which results in the Fund having sold short in the aggregate more than 5% of the outstanding securities of any class of an issuer.

The Fund also may make short sales “against the box,” in which the Fund enters into a short sale of a security it owns. At no time will more than 15% of the value of the Fund’s net assets be in deposits on short sales against the box.

Until the Fund closes its short position or replaces the borrowed security, the Fund will: (a) segregate permissible liquid assets in an amount that, together with the amount provided as

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

collateral, always equals the current value of the security sold short; or (b) otherwise cover its short position.

Borrowing Money. The Fund is permitted to borrow to the extent permitted under the 1940 Act, which permits an investment company to borrow in an amount up to 33-1/3% of the value of its total assets. The Fund currently intends to borrow money only for temporary or emergency (not leveraging) purposes, in an amount up to 15% of the value of its total assets (including the amount borrowed) valued at the lesser of cost or market, less liabilities (not including the amount borrowed) at the time the borrowing is made. While such borrowings exceed 5% of the Fund’s total assets, the Fund will not make any additional investments.

Lending Portfolio Securities. The Fund may lend securities from its portfolio to brokers, dealers and other financial institutions needing to borrow securities to complete certain transactions. In connection with such loans, the Fund remains the owner of the loaned securities and continues to be entitled to payments in amounts equal to the interest, dividends or other distributions payable on the loaned securities. The Fund also has the right to terminate a loan at any time. The Fund may call the loan to vote proxies if a material issue affecting the Fund’s investment is to be voted upon. Loans of portfolio securities may not exceed 33-1/3% of the value of the Fund’s total assets (including the value of all assets received as collateral for the loan). The Fund will receive collateral consisting of cash, U.S. Government securities or irrevocable letters of credit which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. If the collateral consists of a letter of credit or securities, the borrower will pay the Fund a loan premium fee. If the collateral consists of cash, the Fund will reinvest the cash and pay the borrower a pre-negotiated fee or “rebate” from any return earned on the investment. The Fund may participate in a securities lending program operated by Mellon Bank, N.A., as lending agent (the “Lending Agent”). The Lending Agent will receive a percentage of the total earnings of the Fund derived from lending its portfolio securities. Should the borrower of the securities fail financially, the Fund may experience delays in recovering the loaned securities or exercising its rights in the collateral. Loans are made only to borrowers that are deemed by the Manager to be of good financial standing. In a loan transaction, the Fund will also bear the risk of any decline in value of securities acquired with cash collateral. The Fund will minimize the risk by limiting the investment of cash collateral to money market funds advised by the Manager, repurchase agreements or other high quality instruments with short maturities.

Derivatives. The Fund may invest in, or enter into, derivatives for a variety of reasons, including to hedge certain market and interest rate risks, to provide a substitute for purchasing or selling particular securities or to increase potential income gain. Generally, derivatives are financial contracts whose value depends upon, or is derived from, the value of an underlying asset, reference rate or index, and may relate to stocks, bonds, interest rates, currencies or currency exchange rates, commodities, and related indexes. Derivatives may provide a cheaper, quicker or more specifically focused way for the Fund to invest than “traditional” securities would. Examples of derivative instruments include options contracts, futures, contracts and options on futures contracts. A portfolio manager may decide not to employ any of these strategies and there is no assurance that any derivatives strategy used by the Fund will succeed.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Derivatives can be volatile and involve various types and degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. However, derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in derivatives could have a large potential impact on the Fund’s performance.

If the Fund invests in derivatives at inopportune times or judges market conditions incorrectly, such investments may lower the Fund’s return or result in a loss. The Fund also could experience losses if its derivatives were poorly correlated with its other investments, or if the Fund were unable to liquidate its position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Derivatives may be purchased on established exchanges or through privately negotiated transactions referred to as over-the-counter derivatives. Exchange-traded derivatives generally are guaranteed by the clearing agency which is the issuer or counterparty to such derivatives. This guarantee usually is supported by a daily variation margin system operated by the clearing agency in order to reduce overall credit risk. As a result, unless the clearing agency defaults, there is relatively little counterparty credit risk associated with derivatives purchased on an exchange. By contrast, no clearing agency guarantees over-the-counter derivatives. Therefore, each party to an over-the-counter derivative bears the risk that the counterparty will default. Accordingly, the Manager will consider the creditworthiness of counterparties to over-the-counter derivatives in the same manner as it would review the credit quality of a security to be purchased by the Fund. Over-the-counter derivatives are less liquid than exchange-traded derivatives since the other party to the transaction may be the only investor with sufficient understanding of the derivative to be interested in bidding for it.

The Fund will not be a commodity pool. In addition, as a registered investment company, the Fund has filed notice with the Commodity Futures Trading Commission and National Futures Association of its eligibility for an exclusion from the definition of commodity pool operator and, therefore, the Fund is not subject to registration or regulation as a pool operator under the Commodity Exchange Act.

Futures Transactions--In General. The Fund may enter into futures contracts in U.S. domestic markets or on exchanges located outside the United States. Foreign markets may offer advantages such as a trading opportunities or arbitrage possibilities not available in the United States. Foreign markets, however, may have greater risk potential than domestic markets. For example, some foreign exchanges are principal markets so that no common clearing facility exists and an investor may look only to the broker for performance of the contract. In addition, any profits the Fund might realize in trading could be eliminated by adverse changes in the currency exchange rate, or the Fund could incur losses as a result of those changes. Transactions on foreign exchanges may include both commodities which are traded on domestic exchanges

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

and those which are not. Unlike trading on domestic commodity exchanges, trading on foreign commodity exchanges is not regulated by the Commodity Futures Trading Commission.

Engaging in these transactions involves risk of loss to the Fund which could adversely affect the value of the Fund’s net assets. Although the Fund intends to purchase or sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit or trading may be suspended for specified periods during the trading day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting the Fund to substantial losses.

Successful use of futures by the Fund also is subject to the Manager’s ability to predict correctly movements in the direction of the relevant market and, to the extent the transaction is entered into for hedging purposes, to ascertain the appropriate correlation between the securities being hedged and the price movements of the futures contract. For example, if the Fund uses futures to hedge against the possibility of a decline in the market value of securities held in its portfolio and the prices of such securities instead increase, the Fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. Furthermore, if in such circumstances the Fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements. The Fund may have to sell such securities at a time when it may be disadvantageous to do so.

Pursuant to regulations and/or published positions of the Securities and Exchange Commission, the Fund may be required to segregate permissible liquid assets to cover its obligations relating to its transactions in derivatives. To maintain this required cover, the Fund may have to sell portfolio securities at disadvantageous prices or times since it may not be possible to liquidate a derivative position at a reasonable price. In addition, the segregation of such assets will have the effect of limiting the Fund’s ability otherwise to invest those assets.

Specific Futures Transactions. The Fund may purchase and sell stock index futures contracts. A stock index future obligates the Fund to pay or receive an amount of cash equal to a fixed dollar amount specified in the futures contract multiplied by the difference between the settlement price of the contract on the contract’s last trading day and the value of the index based on the stock prices of the securities that comprise it at the opening of trading in such securities on the next business day.

The Fund may purchase and sell interest rate futures contracts. An interest rate future obligates the Fund to purchase or sell an amount of a specific debt security at a future date at a specific price.

The Fund may purchase and sell currency futures. A currency future obligates the Fund to purchase or sell an amount of a specific currency at a future date at a specific price.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Options--In General. The Fund may invest up to 5% of its assets, represented by the premium paid, in the purchase of call and put options. The Fund may write (i.e., sell) covered call and put option contracts to the extent of 20% of the value of its net assets at the time such option contracts are written. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specific date. Conversely, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy, the underlying security or securities at the exercise price at any time during the option period, or at a specific date.

A covered call option written by the Fund is a call option with respect to which the Fund owns the underlying security or otherwise covers the transaction by segregating permissible liquid assets. A put option written by the Fund is covered when, among other things, the Fund segregates permissible liquid assets having a value equal to or greater than the exercise price of the option to fulfill the obligation undertaken. The principal reason for writing covered call and put options is to realize, through the receipt of premiums, a greater return than would be realized on the underlying securities alone. The Fund receives a premium from writing covered call or put options which it retains whether or not the option is exercised.

There is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular option or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, at times have rendered certain of the clearing facilities inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers’ orders, will not recur. In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the Fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise or it otherwise covers its position.

Specific Options Transactions. The Fund may purchase and sell call and put options in respect of specific securities (or groups or “baskets” of specific securities) or stock indices listed on national securities exchanges or traded in the over-the-counter market. An option on a stock index is similar to an option in respect of specific securities, except that settlement does not occur by delivery of the securities comprising the index. Instead, the option holder receives an amount of cash if the closing level of the stock index upon which the option is based is greater than in the case of a call, or less than in the case of a put, the exercise price of the option. Thus, the effectiveness of purchasing or writing stock index options will depend upon price movements in the level of the index rather than the price of a particular stock.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

The Fund may purchase and sell call and put options on foreign currency. These options convey the right to buy or sell the underlying currency at a price which is expected to be lower or higher than the spot price of the currency at the time the option is exercised or expires.

Successful use by the Fund of options will be subject to the Manager’s ability to predict correctly movements in the prices of individual stocks, the stock market generally, foreign currencies or interest rates. To the extent the Manager’s predictions are incorrect, the Fund may incur losses.

Future Developments. The Fund may take advantage of opportunities in options and futures contracts and options on futures contracts and any other derivatives which are not presently contemplated for use by the Fund or which are not currently available but which may be developed, to the extent such opportunities are both consistent with the Fund’s investment objective and legally permissible for the Fund. Before entering into such transactions or making any such investment, the Fund will provide appropriate disclosure in its Prospectus or Statement of Additional Information.

Certain Investment Considerations and Risks

Equity Securities. Equity securities, including common stock and certain preferred stock, convertible securities and warrants, fluctuate in value, often based on factors unrelated to the value of the issuer of the securities, and such fluctuations can be pronounced. Changes in the value of the Fund’s investments will result in changes in the value of its shares and thus the Fund’s total return to investors.

The Fund may invest in securities issued by companies in the technology sector, which has been among the most volatile sectors of the stock market. Technology companies involve greater risk because their revenues and earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of technology stocks than it does in other sectors. Fund investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or canceled.

The Fund may purchase securities of small capitalization companies, the prices of which may be subject to more abrupt or erratic market movements than larger, more established companies. These securities typically are traded in lower volume and the issuers typically are more subject to changes in earnings and prospects.

The Fund may purchase securities of companies in initial public offerings (“IPOs”) or shortly thereafter. An IPO is a corporation’s first offering of stock to the public. Shares are given a market value reflecting expectations for the corporation’s future growth. Special rules of

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

the National Association of Securities Dealers, Inc. apply to the distribution of IPOs.

Corporations offering IPOs generally have limited operating histories and may involve greater investment risk. The prices of these companies’ securities may be very volatile, rising and falling rapidly, sometimes based solely on investor perceptions rather than economic reasons.

The Fund also may invest in venture stage funds, which involve all the risks of investing in small companies, plus certain additional risks. In particular, the Fund must rely upon the judgement of the general partner or other manager of a venture stage fund in selecting the companies in which the venture stage fund invests and in deciding when to sell its investments. A venture stage fund may employ a high degree of leverage, which can magnify any losses incurred by its investors, including the Fund. A venture stage fund will also require the Fund to pay management fees and/or performances fees or allocations to its general partner or manager, which can reduce the return to investors, including the fund and its shareholders. These fees are in addition to the management fee paid by the Fund. Investments in venture stage funds may be highly illiquid. The Fund may not be able to dispose of a venture stage fund holding when it wishes to, or may be able to do so only at a substantial loss.

Foreign Securities. Foreign securities markets generally are not as developed or efficient as those in the United States. Securities of some foreign issuers are less liquid and more volatile than securities of comparable U.S. issuers. Similarly, volume and liquidity in most foreign securities markets are less than in the United States and, at times, volatility of price can be greater than in the United States.

Because evidences of ownership of foreign securities usually are held outside the United States, the Fund will be subject to additional risks which include possible adverse political and economic developments, seizure or nationalization of foreign deposits and adoption of governmental restrictions which might adversely affect or restrict the payment of principal, interest and dividends on the foreign securities to investors located outside the country of the issuer, whether from currency blockage or otherwise. Moreover, foreign securities held by the Fund may trade on days when the Fund does not calculate its net asset value and thus may affect the Fund’s net asset value on days when investors have no access to the Fund.

Developing countries have economic structures that are generally less diverse and mature, and political systems that are less stable, than those of developed countries. The markets of developing countries may be more volatile than the markets of more mature economies; however, such markets may provide higher rates of return to investors. Many developing countries providing investment opportunities for the Fund have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have adverse effects on the economies and securities markets of certain of these countries.

Since foreign securities often are purchased with and payable in currencies of foreign countries, the value of these assets as measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and exchange control regulations.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Fixed-Income Securities. If market conditions warrant, the Fund may purchase fixed-income securities rated investment grade or the unrated equivalent as determined by the Managers. Even though interest-bearing securities are investments which promise a stable stream of income, the prices of such securities are inversely affected by changes in interest rates and, therefore, are subject to the risk of market price fluctuations. The values of fixed-income securities also may be affected by changes in the credit rating or financial condition of the issuer. Certain securities purchased by the Fund, such as those rated Baa by Moody’s Investors Service, Inc. (“Moody’s”) and BBB by Standard & Poor’s Ratings Services (“S&P”), and Fitch Ratings (“Fitch”), may be subject to such risk with respect to the issuing entity and to greater market fluctuations than certain lower yielding, higher rated fixed-income securities. Once the rating of a portfolio security has been changed, the Fund will consider all circumstances deemed relevant in determining whether to continue to hold the security. See the “Appendix.”

Simultaneous Investments. Investment decisions for the Fund are made independently from those of the other investment companies advised by the Manager. The Manager has adopted written trade allocation procedures for its equity and fixed-income trading desks. Under the procedures, portfolio managers or the trading desks will ordinarily seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one investment company or account. In some cases, this procedure may adversely affect the size of the position obtained for or disposed of by the Fund or the price paid or received by the Fund. The Fund, together with other investment companies or accounts advised by the Manager and its affiliates, may own significant positions in portfolio companies which, depending on market conditions, may affect adversely the Fund’s ability to dispose of some or all of its positions should it desire to do so.

Investment Restrictions

The Fund’s investment objective is a fundamental policy, which cannot be changed without approval by the holders of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting shares. In addition, the Fund has adopted investment restrictions numbered 1 through 9 as fundamental policies. Investment restrictions numbered 10 through 13 are not fundamental policies and may be changed by vote of a majority of the Fund’s Board members at any time. The Fund may not:

1. Borrow money, except to the extent permitted under the 1940 Act (which currently limits borrowing to no more than 33-1/3% of the value of the Fund’s total assets). For purposes of this Investment Restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing.

2. Purchase any securities on margin, but the Fund may make margin deposits in connection with transactions in options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

3. Make loans to others, except through the purchase of debt obligations and the entry into repurchase agreements. However, the Fund may lend its portfolio securities in an

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

amount not to exceed 33-1/3% of the value of its total assets. Any loans of portfolio securities will be made according to guidelines established by the Securities and Exchange Commission and the Fund’s Board.

4. Act as an underwriter of securities of other issuers, except to the extent the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, by virtue of disposing of portfolio securities.

5. Invest more than 5% of the market value of its net assets in the securities of any one issuer, except that up to 25% of the value of the Fund’s total assets may be invested, and securities issued or guaranteed by the U.S. Government, or its agencies or instrumentalities may be purchased, without regard to such limitation.

6. Hold more than 10% of the voting securities of any one issuer. This restriction applies only with respect to 75% of the Fund’s total assets.

7. Purchase, hold or deal in real estate, but the Fund may purchase and sell securities that are secured by real estate or issued by companies that invest or deal in real estate or real estate investment trusts.

8. Purchase and sell commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

9. Invest more than 25% of the value of its total assets in the securities of issuers in any single industry, provided that there shall be no limitation on the purchase of obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

10. Purchase any securities issued by any investment company, except to the extent permitted under the 1940 Act.

11. Invest in the securities of a company for the purpose of management or the exercise of control, but the Fund votes the securities it owns in its portfolio as a shareholder in accordance with its own views.

12. Pledge, mortgage, hypothecate or otherwise encumber its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the purchase of securities on a when-issued or forward commitment basis and the deposit of assets in escrow in connection with writing covered put and call options and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

13. Enter into repurchase agreements providing for settlement in more than seven days after notice or purchase securities which are illiquid if, in the aggregate, more than 15% of the value of the Fund’s net assets would be so invested.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

If a percentage restriction is adhered to at the time of investment, a later change in percentage resulting from a change in values or assets will not constitute a violation of that restriction. With respect to Investment Restriction No. 1, however, if borrowings exceed 33-1/3% of the value of the Fund’s total assets as a result of changes in values or assets, the Fund must take steps to reduce such borrowings at least to the extent of such excess.

The Fund and the Manager have received an exemptive order from the Securities and Exchange Commission which, among other things, permits the Fund to use cash collateral received in connection with lending the Fund’s securities and other uninvested cash to purchase shares of one or more registered money market funds advised by the Manager in excess of limitations imposed by the 1940 Act.

MANAGEMENT OF THE FUND

The Fund’s Board is responsible for the management and supervision of the Fund and approves all significant agreements with those companies that furnish services to the Fund. These companies are as follows:

The Dreyfus Corporation	Investment Adviser
Dreyfus Service Corporation	Distributor
Dreyfus Transfer, Inc.	Transfer Agent
Mellon Bank, N.A	Custodian

Board Members of the Funds*

Board members of the Fund, together with information as to their positions with the Fund, principal occupations and other board memberships and affiliations, are shown below.

Name (Age)		Principal Occupation	Other Board Memberships
Position with Fund (Since)		During Past 5 Years	and Affiliations

Joseph S. DiMartino (60)		Corporate Director and Trustee	The Muscular Dystrophy
Chairman of the Board	(1995)		Association, Director
Levcor International, Inc., an
apparel fabric processor,
Director
Century Business Services, Inc.,
a provider of outsourcing
functions for small and
medium size companies,
Director

* None of the Board members are “interested persons” of the Fund, as defined in the 1940 Act.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Name (Age)	Principal Occupation	Other Board Memberships
Position with Fund (Since)	During Past 5 Years	and Affiliations

The Newark Group, a provider
of a national market of paper
recovery facilities, paperboard
mills and paperboard
converting plants, Director

Clifford L. Alexander, Jr. (70)	President of Alexander &	Wyeth (formerly, American
Board Member (2004)	Associates, Inc., a	Home Products Corporation), a
	management consulting firm	global leader in
	(January 1981 – present)	pharmaceuticals, consumer
	Chairman of the Board of	healthcare products and animal
	Moody’s Corporation	health products, Director
	(October 2000 – October	Mutual of America Life
	2003)	Insurance Company,
	Chairman of the Board and	Director
Chief Executive Officer of
The Dun and Bradstreet
Corporation (October 1999 –
September 2000)

Lucy Wilson Benson (76)	President of Benson and	The International Executive
Board Member (1990)	Associates, consultants to	Services Corps, Director
	business and government	Citizens Network for Foreign
	(1980 - present)	Affairs, Vice Chairperson
Lafayette College Board of
Trustees, Vice Chairperson
Emeritus
Atlantic Council of the U.S.,
Director
Council on Foreign Relations,
Member

David W. Burke (67)	Corporate Director and Trustee	John F. Kennedy Library
Board Member (1994)		Foundation, Director
U.S.S. Constitution Museum,
Director

Whitney I. Gerard (69)	Chadbourne & Parke LLP,	None
Board Member (1989)	Partner

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Name (Age)	Principal Occupation	Other Board Memberships
Position with Fund (Since)	During Past 5 Years	and Affiliations

Arthur A. Hartman (77)	Chairman of First NIS	APCO Associates Inc., Senior
Board Member (1990)	Regional Fund (ING/Barings	Consultant
Management) and New
Russia Fund
Advisory Council to Barings –
Vostok

George L. Perry (70)	Economist and Senior Fellow	State Farm Mutual Automobile
Board Member (1990)	at Brookings Institution	Association, Director
State Farm Life Insurance
Company, Director

Board members are elected to serve for an indefinite term. The Fund has standing audit, nominating and compensation committees, each comprised of its Board members who are not “interested persons” of the Fund, as defined in the 1940 Act. The function of the audit committee is (i) to oversee the Fund’s accounting and financial reporting processes and the audits of the Fund’s financial statements and (ii) to assist in the Board’s oversight of the integrity of the Fund’s financial statements, the Fund’s compliance with legal and regulatory requirements and the independent auditors’ qualifications, independence and performance. The Fund’s nominating committee is responsible for selecting and nominating persons as members of the Board for election or appointment by the Board and for election by shareholders. In evaluating potential nominees, including any nominees recommended by shareholders, the committee takes into consideration various factors, including character and integrity, business and professional experience, and whether the committee believes the person has the ability to apply sound and independent business judgment and would act in the interest of the Fund and its shareholders. The function of the compensation committee is to establish the appropriate compensation for serving on the Board. The Fund also has a standing pricing committee comprised of any one Board member. The function of the pricing committee is to assist in valuing the Fund’s investments. The audit committee met four times and the nominating compensation and pricing committees did not meet during the fiscal year ended December 31, 2003.

The table below indicates the dollar range of each Board member’s ownership of Fund shares and shares of other funds in the Dreyfus Family of Funds for which he or she is a Board member, in each case as of December 31, 2003.

			Aggregate Holding of Funds in the
			Dreyfus Family of Funds for Which
Name of Board Member	Fund Holdings		Responsible as a Board Member

Joseph S. DiMartino	None		Over $	100,000

Clifford L. Alexander Jr.	None		Over $	100,000

		B-16

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

			Aggregate Holding of Funds in the
			Dreyfus Family of Funds for Which
Name of Board Member	Fund Holdings		Responsible as a Board Member

Lucy Wilson Benson	None		Over $	100,000

David W. Burke	$50,001 - $	100,000	Over $	100,000

Whitney I. Gerard	$1 - $	10,000	Over $	100,000

Arthur A. Hartman	None		None

George L. Perry	None		None

As of December 31, 2003, none of the Board members or their immediate family members owned securities of the Manager, the Distributor or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with the Manager or the Distributor.

The Fund typically pays its Board members its allocated portion of an annual retainer of $60,000 and a per meeting fee of $7,500 (with a minimum of $500 per meeting and per telephone meeting) attended for the Fund and sixteen other funds (comprised of 37 portfolios) in the Dreyfus Family of Funds, and reimburses them for their expenses. The Chairman of the Board receives an additional 25% of such compensation. Emeritus Board members, if any, are entitled to receive an annual retainer and a per meeting attended fee of one-half the amount paid to them as Board members. The aggregate amount of compensation paid to each Board member by the Fund and by all funds in the Dreyfus Family of Funds for which such person is a Board member (the number of portfolios of such funds is set forth in parenthesis next to each Board member’s total compensation) during the year ended December 31, 2003, was as follows:

		Total Compensation
	Aggregate	From the Fund and
Name of Board	Compensation From	Fund Complex Paid
Member	the Fund*	to Board Member(**)

Joseph S. DiMartino	$6,525	$800,306 (191)

Clifford L. Alexander	$5,219	$198,500 (65)
*	Amount does not include reimbursed expenses for attending Board meetings, which amounted to $6,099 for all Board members as a group.
** Represents the number of separate portfolios comprising the investment companies in the Fund Complex, including the Fund, for which the Board member serves.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

		Total Compensation
	Aggregate	From the Fund and
Name of Board	Compensation From	Fund Complex Paid
Member	the Fund*	to Board Member(**)

Lucy Wilson Benson	$5,219	$116,000 (39)

David W. Burke	$5,219	$283,744 (83)

Whitney I. Gerard	$5,219	$ 98,000 (37)

Arthur A. Hartman	$4,794	$ 90,500 (37)

George L. Perry	$5,219	$ 98,000 (37)

Officers of the Fund

STEPHEN E. CANTER, President since March 2000. Chairman of the Board, Chief Executive

Officer, and Chief Operating Officer of the Manager, and an officer of 96 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 58 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, Executive Vice President since November 2003. Chief Investment

Officer, Vice Chairman and a director of the Manager, and an officer of 96 investment companies (comprised of 186 portfolios) managed by the Manager. Mr. Byers also is an officer, director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 50 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President – Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, Vice President since March 2000. Executive Vice President, Secretary and

General Counsel of the Manager, and an officer of 97 investment companies (comprised of 202 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

MICHAEL A. ROSENBERG, Secretary since March 2000. Associate General Counsel of the

Manager, and an officer of 94 investment companies (comprised of 195 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

STEVEN F. NEWMAN, Assistant Secretary since March 2000. Associate General Counsel and

Assistant Secretary of the Manager, and an officer of 97 investment companies

(comprised of 202 portfolios) managed by the Manager. He is 54 years old and has been an employee of the Manager since July 1980.

ROBERT R. MULLERY, Assistant Secretary since March 2000. Associate General Counsel of the Manager, and an officer of 26 investment companies (comprised of 58 portfolios) managed by the Manager. He is 52 years old and has been an employee of the Manager since May 1986.

JEFF PRUSNOFSKY, Assistant Secretary since March 2003. Associate General Counsel of the

Manager, and an officer of 25 investment companies (comprised of 82 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

JAMES WINDELS, Treasurer since November 2001. Director-Mutual Fund Accounting of the Manager, and an officer of 97 investment companies (comprised of 202 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

KENNETH J. SANDGREN, Assistant Treasurer since November 2001. Mutual Funds

Tax Director of the Manager, and an officer of 97 investment companies

(comprised of 202 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1983.

ROBERT S. ROBOL, Assistant Treasurer since December 2002. Senior Accounting Manager -

Equity Funds of the Manager, and an officer of 37 investment companies (comprised of 79 portfolios) managed by the Manager. He is 39 years old and has been an employee of the Manager since October 1988.

ROBERT SVAGNA, Assistant Treasurer since December 2002. Senior Accounting Manager -

Equity Funds of the Manager, and an officer of 26 investment companies (comprised of 102 portfolios) managed by the Manager. He is 36 years old and has been an employee of the Manager since November 1990.

WILLIAM GERMENIS, Anti-Money Laundering Compliance Officer since August 2002. Vice

President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 92 investment companies (comprised of 197 portfolios) managed by the Manager. He is 33 years old and has been an employee of the Distributor since October 1998.

     The address of each Board member and officer of the Fund is 200 Park Avenue, New York, New York 10166.

The Fund’s Board members and officers, as a group, owned less than 1% of the Fund’s voting securities outstanding on April 16, 2004.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

As of April 16, 2004, no shareholder of the Fund was known to own of record 5% or more of the Fund’s outstanding shares.

MANAGEMENT ARRANGEMENTS

Investment Adviser. The Manager is a wholly-owned subsidiary of Mellon Financial Corporation (“Mellon”). Mellon is a global financial holding company incorporated under Pennsylvania law in 1971 and registered under the Federal Bank Holding Company Act of 1956, as amended. Mellon provides a comprehensive range of financial products and services in domestic and selected international markets.

The Manager provides management services pursuant to a Management Agreement (the “Agreement”) between the Manager and the Fund. The Agreement is subject to annual approval by (i) the Fund’s Board or (ii) vote of a majority (as defined in the 1940 Act) of the Fund’s outstanding voting securities, provided that in either event the continuance also is approved by a majority of the Board members who are not “interested persons” (as defined in the 1940 Act) of the Fund or the Manager, by vote cast in person at a meeting called for the purpose of voting on such approval. The Agreement is terminable without penalty, on 60 days’ notice, by the Fund’s Board or by vote of the holders of a majority of the Fund’s shares, or, on not less than 90 days’ notice, by the Manager. The Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

In approving the current Management Agreement, the Board considered a number of factors, including the nature and quality of the services provided by the Manager; the investment philosophy and investment approach as applied to the Fund by the Manager; the investment management expertise of the Manager in respect of the Fund’s investment strategies; the personnel, resources and experience of the Manager; the Fund’s performance history and the management fees paid to the Manager relative to those of mutual funds with similar investment objectives, strategies and restrictions; the Manager’s costs of providing services under the Agreement; and ancillary benefits the Manager may receive from its relationship with the Fund.

     The following persons are officers and/or directors of the Manager: Stephen E. Canter, Chairman of the Board, Chief Executive Officer, and Chief Operating Officer; Michael G. Millard, President and a director; Stephen R. Byers, Chief Investment Officer, Vice Chairman and a director; J. Charles Cardona, Vice Chairman and a director; J. David Officer, Vice Chairman and a director; Ronald P. O’Hanley III, Vice Chairman and a director; Diane P. Durnin, Executive Vice President, Mark N. Jacobs, Executive Vice President, General Counsel and Secretary; Patrice M. Kozlowski, Senior Vice President-Corporate Communications; Mary Beth Leibig, Vice President-Human Resources; Theodore A. Schachar, Vice President-Tax; Angela E. Price, Vice President; Wendy H. Strutt, Vice President; Ray Van Cott, Vice President-Information Systems; William H. Maresca, Controller; James Bitetto, Assistant Secretary; Steven F. Newman, Assistant Secretary; and Steven G. Elliott, David F. Lamere, Martin G. McGuinn and Richard W. Sabo, directors.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

The Manager manages the Fund’s investments in accordance with the stated policies of the Fund, subject to the approval of the Fund’s Board. The Manager is responsible for investment decisions and provides the Fund with portfolio managers who are authorized by the Board to execute purchases and sales of securities. The Fund’s portfolio managers are Douglas D. Ramos and Hilary Woods. The Manager also maintains a research department with a professional staff of portfolio managers and securities analysts who provide research services for the Fund and for other funds advised by the Manager.

     Mellon and its affiliates may have deposit, loan and commercial banking or other relationships with the issuers of securities purchased by the Fund. The Manager has informed the Fund that in making its investment decisions it does not obtain or use material inside information that Mellon or its affiliates may possess with respect to such issuers.

     The Manager’s Code of Ethics subjects its employees’ personal securities transactions to various restrictions to ensure that such trading does not disadvantage any fund advised by the Manager. In that regard, portfolio managers and other investment personnel of the Manager must preclear and report their personal securities transactions and holdings, which are reviewed for compliance with the Code of Ethics, and are also subject to the oversight of Mellon’s Investment Ethics Committee. Portfolio managers and other investment personnel who comply with the preclearance and disclosure procedures of the Code of Ethics and the requirements of the Committee may be permitted to purchase, sell or hold securities which also may be or are held in fund(s) they manage or for which they otherwise provide investment advice.

The Manager maintains office facilities on behalf of the Fund, and furnishes, among other things, statistical and research data, clerical help, accounting, data processing, bookkeeping, internal auditing services and certain other required services to the Fund. The Manager may pay the Distributor for shareholder services from the Manager’s own assets, including past profits but not including the management fee paid by the Fund. The Distributor may use part or all of such payments to pay securities dealers, banks or other financial institutions in respect of these services. The Manager also may make such advertising and promotional expenditures, using its own resources, as it from time to time deems appropriate.

All expenses incurred in the operation of the Fund are borne by the Fund, except to the extent specifically assumed by the Manager. The expenses borne by the Fund include: taxes, interest, brokerage fees and commissions, if any, fees of directors who are not officers, directors, employees or holders of 5% or more of the outstanding voting securities of the Manager, Securities and Exchange Commission fees, advisory fees, state Blue Sky qualification fees, charges of custodians, transfer and dividend disbursing agents’ fees, certain insurance premiums, industry association fees, outside auditing and legal expenses, costs of maintaining the Fund’s existence, costs of independent pricing services, costs attributable to investor services (including, without limitation, telephone and personnel expenses), costs of shareholders’ reports and corporate meetings, costs of preparing and printing prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders, and any extraordinary expenses.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

As compensation for the Manager’s services, the Fund has agreed to pay the Manager monthly management fee at the following annual rate:

Annual Fee as a Percentage of
Average Daily Net Assets	Average Daily Net Assets

.65 of 1%	of the first	$1.5 billion
.625 of 1%	between $1.5 billion and $2.0 billion
.60 of 1%	between $2.0 billion and $2.5 billion
.55 of 1%	over $	2.5 billion

The Agreement also provides that if the aggregate expenses of the Fund, exclusive of taxes and brokerage commissions but including the management fee, exceed 1% of the value of the Fund’s average daily net assets for any full fiscal year, the Manager will bear such expenses or refund to the Fund the amount of such excess. No expense reimbursement was required for the last three fiscal years.

The management fees paid by the Fund to the Manager for the fiscal years ended December 31, 2001, 2002 and 2003 amounted to $12,724,511, $10,248,736 and $8,936,482, respectively.

Distributor. The Distributor, a wholly-owned subsidiary of the Manager located at 200 Park Avenue, New York, New York 10166, serves as the Fund’s distributor on a best efforts basis pursuant to an agreement with the Fund which is renewable annually.

The Distributor may pay securities dealers, banks or other financial institutions

(collectively, Service Agents) that have entered into agreements with the Distributor a fee based on the amount invested through such Service Agents in Fund shares by employees participating in qualified or non-qualified employee benefit plans or, including pension, profit-sharing and other deferred compensation plans, whether established by corporations, partnerships, non-profit entities or state and local governments (“Retirement Plans”), or other programs. The term “Retirement Plans” does not include IRAs, IRA “Rollover Accounts” or IRAs set up under a Simplified Employee Pension Plan (“SEP-IRAs”). Generally, the Distributor may pay such Service Agents a fee of up to 1% of the amount invested through the Service Agents. The Distributor, however, may pay Service Agents a higher fee and reserves the right to cease paying these fees at any time. The Distributor will pay such fees from its own funds, other than amounts received from the Fund, including past profits or any other source available to it. Sponsors of such Retirement Plans or the participants therein should consult their Service Agent for more information regarding any such fee payable to the Service Agent.

Transfer and Dividend Disbursing Agent and Custodian. Dreyfus Transfer, Inc. (the “Transfer Agent”), a wholly-owned subsidiary of the Manager, 200 Park Avenue, New York, New York 10166, is the Fund’s transfer and dividend disbursing agent. Under a transfer agency agreement with the Fund, the Transfer Agent arranges for the maintenance of shareholder

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

account records for the Fund, the handling of certain communications between shareholders and the Fund and the payment of dividends and distributions payable by the Fund. For these services, the Transfer Agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the Fund during the month, and is reimbursed for certain out-of-pocket expenses.

Mellon Bank, N.A. (the “Custodian”), an affiliate of the Manager, One Mellon Bank Center, Pittsburgh, Pennsylvania 15258, acts as custodian of the Fund’s investments. Under a custody agreement with the Fund, the Custodian holds the Fund’s securities and keeps all necessary accounts and records. For its custody services, the Custodian receives a monthly fee based on the market value of the Fund’s domestic assets held in custody and receives certain securities transaction charges.

HOW TO BUY SHARES

General. Fund shares are sold without a sales charge. You may be charged a fee if you effect transactions in Fund shares through a Service Agent. In addition, Service Agents or other third parties may receive payments from the Manager in connection with their offering of Fund shares to their customers, or for marketing, distribution or other services. The receipt of such payments could create an incentive for the Service Agent or third party to offer the Fund instead of other mutual funds where such payments are not received. Please consult a representative of your plan or Service Agent for further information. Stock certificates are issued only upon your written request. No certificates are issued for fractional shares. The Fund reserves the right to reject any purchase order.

The minimum initial investment is $2,500, or $1,000 if you are a client of a Service Agent which maintains an omnibus account in the Fund and has made an aggregate minimum initial purchase for its customers of $2,500. Subsequent investments must be at least $100. However, the minimum initial investment is $750 for Dreyfus-sponsored Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs and rollover IRAs) and 403(b)(7) Plans with only one participant and $500 for Dreyfus-sponsored Education Savings Accounts, with no minimum for subsequent purchases. The initial investment must be accompanied by the Account Application. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries, directors of the Manager, Board members of a fund advised by the Manager, including members of the Fund’s Board, or the spouse or minor child of any of the foregoing, the minimum initial investment is $1,000. For full-time or part-time employees of the Manager or any of its affiliates or subsidiaries who elect to have a portion of their pay directly deposited into their Fund accounts, the minimum initial investment is $50. Fund shares are offered without regard to the minimum initial investment requirements to Board members of a fund advised by Dreyfus, including members of the Fund’s Board, who elected to have all or a portion of their compensation for serving in that capacity automatically invested in the Fund. The Fund reserves the right to offer Fund shares without regard to minimum purchase requirements to government-sponsored programs or to employees participating in certain Retirement Plans or other programs where contributions or account information can be

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

transmitted in a manner and form acceptable to the Fund. The Fund reserves the right to vary further the initial and subsequent investment minimum requirements at any time.

Fund shares also are offered without regard to the minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan pursuant to the Dreyfus Step Program described under “Shareholder Services.” These services enable you to make regularly scheduled investments and may provide you with a convenient way to invest for long-term financial goals. You should be aware, however, that periodic investment plans do not guarantee a profit and will not protect an investor against loss in a declining market.

Shares are sold on a continuous basis at the net asset value per share next determined after an order in proper form is received by the Transfer Agent or other entity authorized to receive orders on behalf of the Fund. Net asset value per share is determined as of the close of trading on the floor of the New York Stock Exchange (usually 4:00 p.m., Eastern time) on days the New York Stock Exchange or the Transfer Agent is open for regular business. For purposes of computing net asset value per share, certain options and futures may be valued 15 minutes after the close of trading on the floor of the New York Stock Exchange. Net asset value per share is computed by dividing the value of the Fund’s net assets (i.e., the value of its assets less liabilities) by the total number of shares outstanding. For information regarding the methods employed in valuing the Fund’s investments, see “Determination of Net Asset Value.”

Dreyfus TeleTransfer Privilege. You may purchase shares by telephone or online if you have checked the appropriate box and supplied the necessary information on the Account Application or have filed a Shareholder Services Form with the Transfer Agent. The proceeds will be transferred between the bank account designated in one of these documents and your Fund account, which will subject the purchase order to a processing delay. Only a bank account maintained in a domestic financial institution which is an Automated Clearing House (“ACH”) member may be so designated.

Dreyfus TeleTransfer purchase orders may be made at any time. If purchase orders are received by 4:00 p.m., Eastern time, on any day that the Transfer Agent and the New York Stock Exchange are open for regular business Fund shares will be purchased at the share price determined on the next bank business day following such purchase order. If purchase orders are made after 4:00 p.m., Eastern time, on any day the Transfer Agent and the New York Stock Exchange are open for regular business, or made on Saturday, Sunday or a Fund holiday (e.g., when the New York Stock Exchange is not open for business), Fund shares will be purchased at the share price determined on the second bank business day following such purchase order. To qualify to use Dreyfus TeleTransfer Privilege, the initial payment for purchase of Fund shares must be drawn on, and redemption proceeds paid to, the same bank and account as are designated on the Account Application or Shareholder Services Form on file. If the proceeds of a particular redemption are to be sent to an account at any other bank, the request must be in writing and signature-guaranteed. See “How to Redeem Shares--Dreyfus TeleTransfer Privilege.”

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Reopening an Account. You may reopen an account with a minimum investment of $100 without filing a new Account Application during the calendar year the account is closed or during the following calendar year, provided the information on the old Account Application is still applicable.

HOW TO REDEEM SHARES

     General. The Fund ordinarily will make payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form, except as provided by the rules of the Securities and Exchange Commission. However, if you have purchased Fund shares by check, by Dreyfus TeleTransfer Privilege or through Dreyfus- Automatic Asset Builder- and subsequently submit a written redemption request to the Transfer Agent, the Fund may delay sending the redemption proceeds for up to eight business days after the purchase of such shares. In addition, the Fund will reject requests to redeem shares by wire or telephone, online or pursuant to the Dreyfus TeleTransfer Privilege for a period of up to eight business days after receipt by the Transfer Agent of the purchase check, the Dreyfus TeleTransfer purchase or the Dreyfus-Automatic Asset Builder- order against which such redemption is requested. These procedures will not apply if your shares were purchased by wire payment, or if you otherwise have a sufficient collected balance in your account to cover the redemption request. Fund shares may not be redeemed until the Transfer Agent has received your Account Application.

Wire Redemption Privilege. By using this Privilege, you authorize the Transfer Agent to act on telephone, letter or online redemption instructions from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Ordinarily, the Fund will initiate payment for shares redeemed pursuant to this Privilege on the next business day after receipt by the Transfer Agent of a redemption request in proper form. Redemption proceeds ($1,000 minimum) will be transferred by Federal Reserve wire only to the commercial bank account specified by you on the Account Application or Shareholder Services Form or to a correspondent bank if your bank is not a member of the Federal Reserve System. Fees ordinarily are imposed by such bank and borne by the investor. Immediate notification by the correspondent bank to your bank is necessary to avoid a delay in crediting the funds to your bank account.

To change the commercial bank or account designated to receive wire redemption proceeds, a written request must be sent to the Transfer Agent. This request must be signed by each shareholder, with each signature guaranteed as described below under “Stock Certificates; Signatures.”

Dreyfus TeleTransfer Privilege. You may request by telephone or online that redemption proceeds be transferred between your Fund account and your bank account. Only a bank account maintained in a domestic financial institution which is an ACH member may be designated. You should be aware that if you have selected the Dreyfus TeleTransfer Privilege, any request for a Dreyfus TeleTransfer transaction will be effected through the ACH system unless more prompt

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

transmittal specifically is requested. Redemption proceeds will be on deposit in your account at an ACH member bank ordinarily two business days after receipt of the redemption request. See “How to Buy Shares--Dreyfus TeleTransfer Privilege.”

Redemption through Dealers. The Distributor or its designee will accept orders from dealers with which it has sales agreements for repurchase of shares held by shareholders. Repurchase orders received by the dealer prior to the close of trading on the floor of the New York Stock Exchange on any business day and transmitted to the Distributor or its designee prior to the close of its business day (usually 5:15 p.m., Eastern time) are effected at the price determined as of the close of trading on the floor of the New York Stock Exchange on that day. Otherwise, the shares will be redeemed at the next determined net asset value. It is the responsibility of the dealer to transmit orders on a timely basis. The dealer may charge the shareholder a fee for executing the order. This repurchase arrangement is discretionary and may be withdrawn at any time.

Stock Certificates; Signatures. Any certificates representing Fund shares to be redeemed must be submitted with the redemption request. Written redemption requests must be signed by each shareholder, including each holder of a joint account, and each signature must be guaranteed. Signatures on endorsed certificates submitted for redemption also must be guaranteed. The Transfer Agent has adopted standards and procedures pursuant to which signature-guarantees in proper form generally will be accepted from domestic banks, brokers, dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations, as well as from participants in the New York Stock Exchange Medallion Signature Program, the Securities Transfer Agents Medallion Program (“STAMP”) and the Stock Exchanges Medallion Program. Guarantees must be signed by an authorized signatory of the guarantor and “Signature-Guaranteed” must appear with the signature. The Transfer Agent may request additional documentation from corporations, executors, administrators, trustees or guardians, and may accept other suitable verification arrangements from foreign investors, such as consular verification. For more information with respect to signature-guarantees, please call one of the telephone numbers listed on the cover.

Redemption Commitment. The Fund has committed itself to pay in cash all redemption requests by any shareholder of record, limited in amount during any 90-day period to the lesser of $250,000 or 1% of the value of the Fund’s net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board reserves the right to make payments in whole or in part in securities or other assets of the Fund in case of an emergency or any time a cash distribution would impair the liquidity of the Fund to the detriment of the existing shareholders. In such event, the securities would be valued in the same manner as the Fund’s portfolio is valued. If the recipient sold such securities, brokerage charges would be incurred.

Suspension of Redemptions. The right of redemption may be suspended or the date of payment postponed (a) during any period when the New York Stock Exchange is closed (other than customary weekend and holiday closings), (b) when trading in the markets the Fund

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

ordinarily utilizes is restricted, or when an emergency exists as determined by the Securities and Exchange Commission so that disposal of the Fund’s investments or determination of its net asset value is not reasonably practicable, or (c) for such other periods as the Securities and Exchange Commission by order may permit to protect the Fund’s shareholders.

SHAREHOLDER SERVICES

Fund Exchanges. You may purchase, in exchange for shares of the Fund, shares of certain other funds managed or administered by the Manager, or shares of certain funds advised by Founders Asset Management LLC (“Founders”), an indirect subsidiary of the Manager, to the extent such shares are offered for sale in your state of residence. Shares of other funds purchased by exchange will be purchased on the basis of relative net asset value per share as follows:

A.	Exchanges for shares of funds offered without a sales load will be made without a sales load.
B.	Shares of funds purchased without a sales load may be exchanged for shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.	Shares of funds purchased with a sales load may be exchanged without a sales load for shares of other funds sold without a sales load.
D.	Shares of funds purchased with a sales load, shares of funds acquired by a previous exchange from shares purchased with a sales load and additional shares acquired through reinvestment of dividends or distributions of any such funds (collectively referred to herein as “Purchased Shares”) may be exchanged for shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds the maximum sales load that could have been imposed in connection with the Purchased Shares (at the time the Purchased Shares were acquired), without giving effect to any reduced loads, the difference may be deducted.

To accomplish an exchange under item D above, you must notify the Transfer Agent of your prior ownership of fund shares and your account number.

To request an exchange, you must give exchange instructions to the Transfer Agent in writing, by telephone or online. The ability to issue exchange instructions by telephone or online is given to all Fund shareholders automatically, unless you check the applicable “No” box on the Account Application, indicating that you specifically refuse this privilege. By using this privilege, you authorize the Transfer Agent to act on telephonic or online instructions (including over the Dreyfus Express® voice response telephone system) from any person representing himself or herself to be you and reasonably believed by the Transfer Agent to be genuine. Exchanges may be subject to limitations as to the amount involved or the number of exchanges permitted. Shares issued in certificate form are not eligible for telephone or online exchange.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

No fees currently are charged shareholders directly in connection with exchanges, although the Fund reserves the right, upon not less than 60 days’ written notice, to charge shareholders a nominal administrative fee in accordance with rules promulgated by the Securities and Exchange Commission.

During times of drastic economic or market conditions, the Fund may suspend Fund Exchanges temporarily without notice and treat exchange requests based on their separate components -- redemption orders with a simultaneous request to purchase the other fund’s shares. In such a case, the redemption request would be processed at the Fund’s next determined net asset value but the purchase order would be effective only at the net asset value next determined after the fund being purchased receives the proceeds of the redemption, which may result in the purchase being delayed.

To establish a personal retirement plan by exchange, shares of the fund being exchanged must have a value of at least the minimum initial investment required for the fund into which the exchange is being made.

Dreyfus Auto-Exchange Privilege. Dreyfus Auto-Exchange Privilege permits you to purchase (or a semi-monthly, monthly, quarterly, or annual basis), in exchange for shares of the Fund, shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. This Privilege is available only for existing accounts. Shares will be exchanged on the basis of relative net asset value as described above under “Fund Exchanges.” Enrollment in or modification or cancellation of this Privilege is effective three business days following notification by the investor. You will be notified if your account falls below the amount designated to be exchanged under this Privilege. In this case, your account will fall to zero unless additional investments are made in excess of the designated amount prior to the next Auto-Exchange transaction. Shares held under IRA and other retirement plans are eligible for this Privilege. Exchanges of IRA shares may be made between IRA accounts and from regular accounts to IRA accounts, but not from IRA accounts to regular accounts. With respect to all other retirement accounts, exchanges may be made only among those accounts.

Fund Exchanges and the Dreyfus Auto-Exchange Privilege are available to shareholders resident in any state in which shares of the fund being acquired may legally be sold. Shares may be exchanged only between accounts having certain identical identifying designations.

Shareholder Services Forms and prospectuses of the other funds may be obtained by calling 1-800-645-6561, or visiting the Dreyfus.com website. The Fund reserves the right to reject any exchange request in whole or in part. The Fund Exchanges service or Dreyfus Auto-Exchange Privilege may be modified or terminated at any time upon notice to shareholders.

Dreyfus-Automatic Asset Builder®. Dreyfus-Automatic Asset Builder permits you to purchase Fund shares (minimum of $100 and maximum of $150,000 per transaction) at regular intervals selected by you. Fund shares are purchased by transferring funds from the bank account designated by you.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Dreyfus Government Direct Deposit Privilege. Dreyfus Government Direct Deposit Privilege enables you to purchase Fund shares (minimum of $100 and maximum of $50,000 per transaction) by having Federal salary, Social Security, or certain veterans’, military or other payments from the U.S. Government automatically deposited into your Fund account. You may deposit as much of such payments as you elect.

Dreyfus Payroll Savings Plan. Dreyfus Payroll Savings Plan permits you to purchase Fund shares (minimum of $100 per transaction) automatically on a regular basis. Depending upon your employer’s direct deposit program, you may have part or all of your paycheck transferred to your existing Dreyfus account electronically through the ACH system at each pay period. To establish a Dreyfus Payroll Savings Plan account, you must file an authorization form with your employer’s payroll department. It is the sole responsibility of your employer to arrange for transactions under the Dreyfus Payroll Savings Plan.

Dreyfus Step Program. Dreyfus Step Program enables you to purchase Fund shares without regard to the Fund’s minimum initial investment requirements through Dreyfus-Automatic Asset Builder®, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan. To establish a Dreyfus Step Program account, you must supply the necessary information on the Account Application and file the required authorization form(s) with the Transfer Agent. For more information concerning this Program, or to request the necessary authorization form(s), please call toll free 1-800-782-6620. You may terminate your participation in this Program at any time by discontinuing your participation in Dreyfus-Automatic Asset Builder, Dreyfus Government Direct Deposit Privilege or Dreyfus Payroll Savings Plan, as the case may be, as provided under the terms of such Privilege(s). The Fund may modify or terminate this Program at any time. If you wish to purchase Fund shares through the Dreyfus Step Program in conjunction with a Dreyfus-sponsored retirement plan, you may do so only for IRAs, SEP-IRAs and rollover IRAs.

Dreyfus Dividend Options. Dreyfus Dividend Sweep allows you to invest automatically your dividends or dividends and capital gain distributions, if any, from the Fund in shares of another fund in the Dreyfus Family of Funds or shares of certain funds advised by Founders, of which you are a shareholder. Shares of other funds purchased pursuant to this privilege will be purchased on the basis of relative net asset value per share as follows:

A.	Dividends and distributions paid by a fund may be invested without a sales load in shares of other funds offered without a sales load.
B.	Dividends and distributions paid by a fund that does not charge a sales load may be invested in shares of other funds sold with a sales load, and the applicable sales load will be deducted.
C.	Dividends and distributions paid by a fund that charges a sales load may be invested in shares of other funds sold with a sales load (referred to herein as “Offered Shares”), but if the sales load applicable to the Offered Shares exceeds

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

the maximum sales load charged by the fund from which dividends or distributions are being swept (without giving effect to any reduced loads), the difference may be deducted.

D. Dividends and distributions paid by a fund may be invested in shares of other funds that impose a contingent deferred sales charge (“CDSC”) and the applicable CDSC, if any, will be imposed upon redemption of such shares.

Dreyfus Dividend ACH permits you to transfer electronically dividends or dividends and capital gain distributions, if any, from the Fund to a designated bank account. Only an account maintained at a domestic financial institution which is an ACH member may be so designated. Banks may charge a fee for this service.

Automatic Withdrawal Plan. The Automatic Withdrawal Plan permits you to request withdrawal of a specified dollar amount (minimum of $50) on either a monthly or quarterly basis if you have a $5,000 minimum account. Withdrawal payments are the proceeds from sales of Fund shares, not the yield on the shares. If withdrawal payments exceed reinvested dividends and distributions, your shares will be reduced and eventually may be depleted. The Automatic Withdrawal Plan may be terminated at any time by you, the Fund or the Transfer Agent. Shares for which certificates have been issued may not be redeemed through the Automatic Withdrawal Plan.

Corporate Pension/Profit-Sharing and Retirement Plans. The Fund makes available to corporations a variety of prototype pension and profit-sharing plans including a 401(k) Salary Reduction Plan. In addition, the Fund makes available Keogh Plans, IRAs (including regular IRAs, spousal IRAs for a non-working spouse, Roth IRAs, SEP-IRAs, and Rollover IRAs), Education Savings Accounts and 403(b)(7) Plans. Plan support services also are available.

If you wish to purchase Fund shares in conjunction with a Keogh Plan, a 403(b)(7) Plan, an Education Savings Account or an IRA, including a SEP-IRA, you may request from the Distributor forms for adoption of such plans.

The entity acting as custodian for Keogh Plans, 403(b)(7) Plans, Education Savings Accounts or IRAs may charge a fee, payment of which could require the liquidation of shares. All fees charged are described in the appropriate form.

Shares may be purchased in connection with these plans only by direct remittance to the entity acting as custodian. Purchases for these plans may not be made in advance of receipt of funds.

You should read the prototype retirement plan and the appropriate form of custodial agreement for further details on eligibility, service fees and tax implications, and should consult a tax adviser.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

DETERMINATION OF NET ASSET VALUE

Valuation of Portfolio Securities. Portfolio securities are valued at the last sale price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed in the Nasdaq National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price on that day, at the last sales price. Securities not listed on an exchange or national securities market, or securities in which there were no transactions, are valued at the average of the most recently reported bid and asked prices. Bid price is used when no asked price is available. Options are valued at the last sale price on an exchange. Options for which there were no transactions are valued at the average of the most recently reported bid and asked prices. Market quotations of foreign securities in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Any securities or other assets for which market quotations are not readily available or are determined by the Fund not to reflect accurately fair value (such as when an event occurs after the close of the exchange on which the security is principally traded and that is determined by the Fund to have changed the value of the security) are valued at fair value as determined in good faith based on procedures approved by the Fund’s Board. The valuation of a security based on fair value procedures may differ from the security’s most recent closing price, and from the prices used by other mutual funds to calculate their net asset values. Expenses and fees, including the management fee, reduced by the expense limitation, if any, are accrued daily and taken into account for the purpose of determining the net asset value of Fund shares.

New York Stock Exchange Closings. The holidays (as observed) on which the New York Stock Exchange is closed currently are: New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Management believes that the Fund qualified for treatment as a “regulated investment company” under the Code for the fiscal year ended December 31, 2003. The Fund intends to continue to so qualify, if such qualification is in the best interests of its shareholders. As a regulated investment company, the Fund will pay no Federal income tax on net investment income and net realized securities gains to the extent that such income and gains are distributed to shareholders in accordance with applicable provisions of the Code. To qualify as a regulated investment company, the Fund must pay out at least 90% of its net income (consisting of net investment income and net short-term capital gain), and must meet certain asset diversification and other requirements. If the Fund does not qualify as a regulated investment company, it will be treated for tax purposes as an ordinary corporation subject to Federal income tax. The term “regulated investment company” does not imply the supervision of management or investment practices or policies by any government agency.

If you elect to receive dividends and distributions in cash, and your dividend or distribution check is returned to the Fund as undeliverable or remains uncashed for six months,

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

the Fund reserves the right to reinvest such dividends or distributions and all future dividends and distributions payable to you in additional Fund shares at net asset value. No interest will accrue on amounts represented by uncashed distribution or redemption checks.

Any dividend or distribution paid shortly after an investor’s purchase may have the effect of reducing the aggregate net asset value of the shares below the cost of the investment. Such a dividend or distribution would be a return of investment in an economic sense, as described herein. In addition, if a shareholder has not held the shares of a Fund for more than six months and has received a capital gain distribution with respect to such shares, any loss incurred on the sale of such shares will be treated as long-term capital loss to the extent of the capital gain distribution received.

In general, dividends (other than capital gain dividends) paid by the Fund to U.S. corporate shareholders may be eligible for the dividends received deduction to the extent that the Fund’s income consists of dividends paid by U.S. corporations on shares that have been held by the Fund for at least 46 days during the 90-day period commencing 45 days before the shares become ex-dividend. In order to claim the dividends received deduction, the investor in the Fund must have held its shares in the Fund for at least 46 days during the 90-day period commencing 45 days before the Fund shares become ex-dividend. Additional restrictions on an investor’s ability to claim the dividends received deduction may apply.

Ordinarily, gains and losses realized from portfolio transactions will be treated as capital gains and losses. However, a portion of the gain or loss realized from the disposition of foreign currencies (including a foreign currency denominated bank deposits) and non-U.S. dollar denominated securities (including debt instruments and certain forward contracts and options) may be treated as ordinary income or loss. In addition, all or a portion of any gains realized from the sale or other disposition of certain market discount bonds will be treated as ordinary income. Finally, all or a portion of the gain realized from engaging in “conversion transactions” (generally including certain transactions designed to convert ordinary income into capital gain) may be treated as ordinary income.

     Gain or loss, if any, realized by the Fund from certain forward contracts and options transactions (“Section 1256 contracts”) will be treated as 60% long-term capital gain or loss and 40% short-term capital gain or loss. Gain or loss will arise upon exercise or lapse of Section 1256 contracts as well as from closing transactions. In addition, any Section 1256 contracts remaining unexercised at the end of the Fund’s taxable year will be treated as sold for their then fair market value, resulting in additional gain or loss to such Fund.

     Offsetting positions held by the Fund involving certain financial futures or forward contracts or options transactions may constitute “straddles”. To the extend the straddle rules apply to positions established by the Fund, losses realized by the Fund may be deferred to the extent or unrealized gain in the offsetting position. In addition, short-term capital loss on straddle positions may be recharacterized as long-term capital loss, and long-term capital gains on straddle positions may be treated as short-term capital gains or ordinary income. Certain of the straddle positions held by the Fund may constitute “mixed straddles”. The Fund may make

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

one or more elections with respect to the treatment of “mixed straddles”, resulting in different tax consequences. In certain circumstances, the provisions governing the tax treatment of straddles override or modify certain of the provisions discussed above.

     If the Fund enters into certain derivatives (including forward contracts, long positions under notional principal contracts, and related puts and calls) with respect to equity interests in certain pass-thru entities (including other regulated investment companies, real estate investment trusts and foreign corporations), long-term capital gain with respect to the derivative may be recharacterized as ordinary income to the extent it exceeds the long-term capital gain that would have been realized had the interest in the pass-thru entity been held directly by the Fund during the term of the derivative contract. Any gain recharacterized as ordinary income will be treated as accruing at a constant rate over the term of the derivative contract and may be subject to an interest charge. The Treasury has authority to issue regulations expanding the application of these rules to derivatives with respect to debt instruments and/or stock in corporations that are not pass-thru entities.

     If the Fund either (1) holds an appreciated financial position with respect to stock, certain debt obligations, or partnership interests (“appreciated financial position”) and then enters into a short sale, futures, forward, or offsetting motional principal contract (collectively, a “Contract”) with respect to the same or substantially identical property or (2) holds an appreciated financial position that is a Contract and then acquires property that is the same as, or substantially identical to, the underlying property, the Fund generally will be taxed as of the appreciated financial position were sold at its fair market value on the date the Fund enters into the financial position or acquires the property, respectively.

     If the Fund invests in an entity that is classified as a “passive foreign investment company” (“PFIC”) for Federal income tax purposes, the operation of certain provisions of the Code applying to PFICs could result in the imposition of certain Federal income taxed on the Fund. In addition, gain realized from the sale or other disposition of PFIC securities held beyond the end of the Fund’s taxable year may be treated as ordinary income.

     Investment by the Fund in securities issued or acquired at a discount, or providing for deferred interest or for payment of interest in the form of additional obligations could under special tax rules affect the amount, timing and character of distributions to shareholders by causing the Fund to recognize income prior to the receipt of cash payments. For example, the Fund could be required to accrue a portion of the discount (or deemed discount) at which the securities were issued each year and to distribute such income in order to maintain its qualification as a regulated investment company. In such case, the Fund may have to dispose of securities which it might otherwise have continued to hold in order to generate cash to satisfy these distribution requirements.

     Federal regulations require that you provide a certified taxpayer identification number (“TIN”) upon opening or reopening an account. See the Account Application for further information concerning this requirement. Failure to furnish a certified TIN to the Fund could subject you to a $50 penalty imposed by the Internal Revenue Service.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

PORTFOLIO TRANSACTIONS

     The Manager assumes general supervision over the placement of securities buy and sell orders on behalf of the funds it manages. In choosing brokers, the Manager evaluates the ability of the broker to execute the particular transaction (taking into account the market for the stock and the size of the order) at the best combination of price and quality of execution. In selecting brokers no factor is necessarily determinative, and seeking to obtain best execution for all trades takes precedence over all other considerations. Brokers are selected after a review of relevant criteria, which may include: the actual price to be paid for the shares; the broker’s knowledge of the market for the particular stock; the broker’s reliability; the broker’s integrity or ability to maintain confidentiality; the broker’s research capability; commission rates; the broker’s ability to ensure that the shares will be delivered on settlement date; the broker’s ability to handle specific orders of various size and complexity; the broker’s financial condition; the broker’s willingness to commit capital; and the broker’s infrastructure and operational capabilities. At various times and for various reasons, certain factors will be more important than others in determining which broker to use.

     The Manager has adopted written trade allocation procedures for its equity and fixed income trading desks. Under the procedures, portfolio managers and the trading desks ordinarily will seek to aggregate (or “bunch”) orders that are placed or received concurrently for more than one account. In some cases, this policy may adversely affect the price paid or received by an account, or the size of the position obtained or liquidated. Generally, bunched trades will be allocated among the participating accounts based on the number of shares designated for each account on the trade order. If securities available are insufficient to satisfy the requirements of the participating accounts, available securities generally are allocated among accounts pro rata, based on order sizes. In the case of debt securities, the pro rata allocation is based on asset sizes. In allocating trades made on a combined basis, the trading desks seeks to achieve the same net unit price of the securities for each participating account. Because a pro rata allocation may not always adequately accommodate all facts and circumstances, the trade allocation procedures allow the allocation of securities on a basis other than pro rata. For example, adjustments may be made to eliminate de minimis positions, to give priority to accounts with specialized investment policies and objectives or to consider the unique characteristics of certain accounts (e.g., available cash, industry or issuer concentration, duration, credit exposure).

IPO Allocations. The Manager has adopted IPO procedures that require portfolio managers seeking to participate in an IPO to use reasonable efforts to indicate their interest in the IPO, in writing, to Dreyfus’ Equity Trading Desk at least 24 hours before the pricing of the shares offered in the IPO. Generally, the number of shares requested by a portfolio manager must be limited to the number of IPO shares, which, if received, would not exceed a position that is .50% greater than the fund’s average equity position.

     Portfolio managers may specify a minimum of shares deemed to be an adequate allocation for a fund, and will not receive an allocation of less than the number of shares so specified. Portfolio managers must accept an allocation that s equal to or greater that the minimum number of shares requested, but are not required to accept shares in excess of the

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

amount requested. Any de minimis adjustment may result in larger funds participating in IPOs to a lesser extent than smaller funds.

     A portfolio manager who indicates an interest in participating in an IPO on behalf of each non-participating fund.

     Based on the indications of interest, the Equity Trading Desk establishes an appropriate order size for each fund. In establishing the appropriate order sizes, the following factors may be considered: (i) the number of shares requested for each fund; (ii) the relative size of each fund; (iii) each fund’s investment objectives, style and portfolio composition; and (iv) any other factors relevant to achieving a fair and equitable allocation among funds.

     If there are insufficient securities to satisfy all orders, allocations are generally made among participating funds pro rata on the basis of each fund’s order size. Allocations may deviate from a strict pro rata allocation if the Chief Investment Officer or his designee determines that it is fair and equitable to allocate on other than a pro rata basis.

     Certain funds or groups of funds (each a “Rotational Group”) may participate in IPOs on a rotational basis. Each Rotational Group participates in an IPO based on a pre-determined sequential order and only one Rotational Group may participate in a particular IPO. Shares allocated to a Rotational Group generally are re-allocated pro rata to the funds in the group based in the order size as determined by the Equity Trading Desk.

     Certain brokers and dealers who provide quality brokerage and execution services also furnish research services to the Manager. The Manager has adopted a brokerage allocation policy embodying the concepts of Section 28(e) of the Securities Exchange Act of 1934 (“Section 28(e)”), which permits an investment adviser to cause an account to pay commission rates in excess of those another broker or dealer would have charged for effecting the same transaction, if the adviser determines in good faith that the commission paid is reasonable in relation to the value of the brokerage and research services provided. The determination may be made in terms of either a particular transaction involved or the overall responsibilities of the adviser with respect to the accounts over which it exercises investment discretion. Research may not necessarily benefit all accounts paying commissions to such brokers. The Manager may receive research, as defined in Section 28(e), in connection with selling concessions and designations in fixed price offerings for non-ERISA accounts.

The Manager may deem it appropriate for one of its accounts to sell a security while another of its accounts is purchasing the same security. Under such circumstances, the Manager may arrange to have the purchase and sale transaction effected directly between its accounts (“cross transactions”). Cross transactions will be effected pursuant to procedures adopted under Rule 17a-7 under the 1940 Act.

Portfolio turnover may vary from year to year as well as within the year. High turnover rates are likely to result in comparatively greater brokerage expenses. The overall reasonableness of brokerage commissions paid is evaluated by the Manager based upon its knowledge of available information as to the general level of commissions paid by other institutional investors for comparable services.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

For the fiscal years ended December 31, 2001, 2002 and 2003, the Fund paid brokerage commissions of $2,470,929, $2,384,751 and $2,563,487, respectively, none of which was paid to the Distributor. The above figures for brokerage commissions paid do not include gross spreads and concessions on principal transactions, which, where determinable, amounted to $802,561, $123,473 and $189,613 in 2000, 2002 and 2003, respectively, none of which was paid to the Distributor.

The Fund contemplates that, consistent with the policy of obtaining the most favorable net price, brokerage transactions may be conducted through the Manager or its affiliates. The Fund’s Board has adopted procedures in conformity with Rule 17e-1 under the 1940 Act to ensure that all brokerage commissions paid to the Manager or its affiliates are reasonable and fair.

For the fiscal years ended December 31, 2001, 2002 and 2003, the Fund paid $151,600, $11,656 and $5,700, respectively, in brokerage commissions to an affiliate of the Manager, which, in fiscal 2003, represented .2% of the aggregate brokerage commissions paid by the Fund for transactions involving approximately .3% of the aggregate dollar value of transactions for which the Fund paid brokerage commissions.

     The aggregate amount of transactions during the last fiscal year in securities effected on an agency basis through a broker for, among other things, research services, and the commissions and concessions related to such transactions were as follows:

Transaction Amount	Commissions and Concessions

$278,058,503	$488,521

Regular Broker-Dealers. The Fund may execute transactions with one or more of its “regular brokers or dealers,” as defined in Rule 10b-1 under the 1940 Act. Rule 10b-1 provides that a “regular broker or dealer” is one of the ten brokers or dealers that, during the Fund’s most recent fiscal year (i) received the greatest dollar amount of brokerage commissions from participating, either directly or indirectly, in the Fund’s portfolio transactions, (ii) engaged as principal in the largest dollar amount of the Fund’s portfolio or (iii) sold the largest dollar amount of the Fund’s securities. The following is a list of each Fund that acquired securities of its regular brokers or dealers for the fiscal year ended December 31, 2003, the issuer of the securities and the aggregate value per issuer, as of December 31, 2003, of such securities:

Merrill Lynch, Pierce, Fenner & Smith Inc., $9,208,000; and Goldman Sachs & Co., $9,083,000.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

SUMMARY OF THE PROXY VOTING POLICY, PROCEDURES AND GUIDELINES OF

THE DREYFUS FAMILY OF FUNDS

     The Board of each fund in the Dreyfus Family of Funds has delegated to the Manager the authority to vote proxies of companies held in the fund’s portfolio. The Manager, through its participation on the Mellon Proxy Policy Committee (the “MPPC”), applies Mellon’s Proxy Voting Policy, related procedures, and voting guidelines when voting proxies on behalf of the funds.

     The Manager recognizes that an investment adviser is a fiduciary that owes its clients, including funds it manages, a duty of utmost good faith and full and fair disclosure of all material facts. An investment adviser’s duty of loyalty requires an adviser to vote proxies in a manner consistent with the best interest of its clients and precludes the adviser from subrogating the clients’ interests to its own. In addition, an investment adviser voting proxies on behalf of a fund must do so in a manner consistent with the best interests of the fund and its shareholders.

     The Manager seeks to avoid material conflicts of interest by participating in the MPPC, which applies detailed, pre-determined written proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on internal and external research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. Further, the MPPC engages a third party as an independent fiduciary to vote all proxies of funds managed by Mellon or its affiliates (including the Dreyfus Family of Funds), and may engage an independent fiduciary to vote proxies of other issuers at its discretion.

     All proxies received by the funds are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. The guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in Mellon’s or the Manager's policies on specific issues. Items that can be categorized under the Voting Guidelines are voted in accordance with any applicable guidelines or referred to the MPPC, if the applicable guidelines so require. Proposals that cannot be categorized under the Voting Guidelines are referred to the MPPC for discussion and vote. Additionally, the MPPC reviews proposals where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, the MPPC weighs the cost of voting and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote. With respect to securities lending transactions, the MPPC seeks to balance the economic benefits of continuing to participate in an open securities lending transaction against the inability to vote proxies.

     When evaluating proposals, the MPPC recognizes that the management of a publicly-held company may need protection from the market’s frequent focus on short-term considerations, so as to be able to concentrate on such long-term goals as productivity and development of competitive products and services. In addition, the MPPC generally supports proposals designed to provide management with short-term insulation from outside influences so as to enable them to bargain effectively with potential suitors to the extent such proposals are discrete and not bundled with other proposals. The MPPC believes that a shareholder’s role in the governance of

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

a publicly-held company is generally limited to monitoring the performance of the company and its management and voting on matters which properly come to a shareholder vote. However, the MPPC generally opposes proposals designed to insulate an issuer’s management unnecessarily from the wishes of a majority of shareholders. Accordingly, the MPPC generally votes in accordance with management on issues that the MPPC believes neither unduly limit the rights and privileges of shareholders nor adversely affect the value of the investment.

     On questions of social responsibility where economic performance does not appear to be an issue, the MPPC attempts to ensure that management reasonably responds to the social issues. Responsiveness will be measured by management's efforts to address the particular social issue including, where appropriate, assessment of the implications of the proposal to the ongoing operations of the company. The MPPC will pay particular attention to repeat issues where management has failed in its commitment in the intervening period to take actions on issues.

     In evaluating proposals regarding incentive plans and restricted stock plans, the MPPC typically employs a shareholder value transfer model. This model seeks to assess the amount of shareholder equity flowing out of the company to executives as options are exercised. After determining the cost of the plan, the MPPC evaluates whether the cost is reasonable based on a number of factors, including industry classification and historical performance information. The MPPC generally votes against proposals that permit or are silent on the repricing or replacement of stock options without shareholder approval.

INFORMATION ABOUT THE FUND

Each Fund share has one vote, and when issued and paid for in accordance with the terms of the offering, is fully paid and nonassessable. Fund shares are of one class and have equal rights as to dividends and in liquidation. Shares have no preemptive, subscription or conversion rights and are freely transferable.

Unless otherwise required by the 1940 Act, ordinarily it will not be necessary for the Fund to hold annual meetings of shareholders. As a result, Fund shareholders may not consider each year the election of Board members or the appointment of auditors. However, the holders of at least 10% of the shares outstanding and entitled to vote may require the Fund to hold a special meeting of shareholders for purposes of removing a Board member from office.

Shareholders may remove a Board member by the affirmative vote of a majority of the Fund’s outstanding voting shares. In addition, the Board will call a meeting of shareholders for the purpose of electing Board members if, at any time, less than a majority of the Board members then holding office have been elected by shareholders.

     The Fund is intended to be a long-term investment vehicle and is not designed to provide investors with a means of speculating on short-term market movements. A pattern of frequent purchases and exchanges can be disruptive to efficient portfolio management and, consequently, can be detrimental to the Fund’s performance and its shareholders. If Fund management determines that an investor is following an abusive investment strategy, it may reject any purchase request, or terminate the investor’s exchange privilege, with or without prior notice. Such investors also may be barred from purchasing other funds in the Dreyfus Family of Funds.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Accounts under common ownership or control may be considered as one account for purposes of determining a pattern of excessive or abusive trading. In addition, the Fund may refuse or restrict purchase or exchange requests for Fund shares by any person or group if, in the judgment of the Fund’s management, the Fund would be unable to invest the money effectively in accordance with its investment objective and policies or could otherwise be adversely affected or if the Fund receives or anticipates receiving simultaneous orders that may significantly affect the Fund. If an exchange request is refused, the Fund will take no other action with respect to the Fund shares until it receives further instructions from the investor. While the Fund will take reasonable steps to prevent excessive short-term trading deemed to be harmful to the Fund, it may not be able to identify excessive trading conducted through certain financial intermediaries or omnibus accounts.

The Fund sends annual and semi-annual financial statements to all its shareholders.

COUNSEL AND INDEPENDENT AUDITORS

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New York, New York 10038-4982, as counsel for the Fund, has rendered its opinion as to certain legal matters regarding the due authorization and valid issuance of the shares being sold pursuant to the Fund’s Prospectus.

Ernst & Young LLP, 5 Times Square, New York, New York 10036, independent auditors, have been selected as independent auditors of the Fund.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

APPENDIX

Rating Categories

     Description of certain ratings assigned by Standard & Poor’s Ratings Services (“S&P”), Moody’s Investors Service, Inc. (“Moody’s”), and Fitch Ratings (“Fitch”):

S&P

Long-term

AAA

An obligation rated ‘AAA’ has the highest rating assigned by S&P. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA

An obligation rated ‘AA’ differs from the highest rated obligations only in small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A

An obligation rated ‘A’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB

An obligation rated ‘BBB’ exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

Note: The ratings from ‘AA’ to ‘BBB’ may be modified by the addition of a plus (+) or minus (-) sign designation to show relative standing within the major rating categories.

Short-term

A-1

A short-term obligation rated ‘A-1’ is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2

A short-term obligation rated ‘A-2’ is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Moody’s

Long-term

Aaa

Bonds rated ‘Aaa’ are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa

Bonds rated ‘Aa’ are judged to be of high quality by all standards. Together with the ‘Aaa’ group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in ‘Aaa’ securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the ‘Aaa’ securities.

A

Bonds rated ‘A’ possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa

Bonds rated ‘Baa’ are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     Note: Moody’s applies numerical modifiers 1, 2, and 3 in each generic rating classification except Aaa. The modifier 1 indicates that the obligation ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates a ranking in the lower end of that generic rating category.

Prime rating system (short-term)

Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:

Leading market positions in well-established industries.

High rates of return on funds employed.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Conservative capitalization structure with moderate reliance on debt and ample asset protection.

Broad margins in earnings coverage of fixed financial charges and high internal cash generation.

Well-established access to a range of financial markets and assured sources of alternate liquidity.

Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Fitch

Investment Grade

AAA

Highest credit quality. ‘AAA’ ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA

Very high credit quality. ‘AA’ ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A

High credit quality. ‘A’ ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB

Good credit quality. ‘BBB’ ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

     Notes to long-term and short-term ratings: A plus (+) or minus (-) sign designation may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the ‘AAA’ long-term rating category or to short-term ratings other than ‘F1.’

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

Short-term

A short-term rating has a time horizon of less than 12 months for most obligations, or up to three years for U.S. public finance securities, and thus places greater emphasis on the liquidity necessary to meet financial commitments in a timely manner.

F1

Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2

Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

P:\SAI\FUNDS\026\j37-026-5-1-2004.doc--010-061/004

THE DREYFUS FUND INCORPORATED

PART C. OTHER INFORMATION

Item 23.	Exhibits

(a)	Registrant's Articles of Amendment and Restatement are incorporated by reference to Exhibit (a) of Post-
Effective Amendment No. 149 to the Registration Statement on Form N-1A, filed on
April 30, 2002.

(b)	Registrant's By-Laws are incorporated by reference to Exhibit (b) of Post-Effective Amendment No. 147 to
the Registration Statement on Form N-1A filed on April 26, 2000.

(d)	Management Agreement is incorporated by reference to Exhibit (5) of Post-Effective Amendment No. 138 to the Registration Statement on Form N-1A, filed on February 27, 1995.

(e)	Distribution Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A filed on April 26, 2000.

(g)	Custody and Service Agreement are incorporated by reference to Exhibit (g) of Post-Effective Amendment
No. 149 to the Registration Statement on Form N-1A, filed on April 30, 2002.

(i)	Opinion and consent of Registrant's counsel is incorporated by reference to Exhibit (10) of Pre-Effective
Amendment No. 141 to the Registration Statement on Form N-1A, filed on March 27, 1996.

(j)	Consent of Independent Auditors.

(p)	Code of Ethics

Other Exhibits

(a)	Powers of Attorney is incorporated by reference to Other Exhibits (a) of Post-Effective Amendment No. 150 to the Registration Statement on Form N-1A filed on April 29, 2003.
(b)	Certificate of Secretary is incorporated by reference to Other Exhibits (b) of Post-Effective Amendment No. 147 to the Registration Statement on Form N-1A filed on April 26, 2000.

Item 24.	Persons Controlled by or under Common Control with Registrant.

Not Applicable

Item 25.	Indemnification

Reference is made to Article SEVENTH of the Registrant's Restated Articles of Incorporation and Article
VIII of the Registrant’s By-Laws filed with Post-Effective Amendment No. 144 to the Registration
Statement on Form N-1A, filed on May 1, 1998.

The application of these provisions is limited by Article VIII of the Registrant's By-Laws incorporated by reference to Exhibit (b) of this Post-Effective Amendment No. 144 to the Registration Statement on Form
N-1A, filed herewith and by the following undertaking set forth in the rules promulgated by the Securities and Exchange Commission: Insofar as indemnification for liabilities arising under the Securities Act of
1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and
Exchange Commission such indemnification is against public policy as expressed in such Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in such
Act and will be governed by the final adjudication of such issue.

Reference also is made to the Distribution Agreement filed with Post-Effective Amendment No. 147 on
April 26, 2000.

Item 26.	Business and Other Connections of Investment Adviser.

The Dreyfus Corporation ("Dreyfus") and subsidiary companies comprise a financial service organization whose business consists primarily of providing investment management services as the investment adviser and manager for sponsored investment companies registered under the Investment Company Act of 1940 and as an investment adviser to institutional and individual accounts. Dreyfus also serves as sub-
investment adviser to and/or administrator of other investment companies. Dreyfus Service Corporation, a wholly-owned subsidiary of Dreyfus, serves primarily as a registered broker-dealer and distributor of other investment companies advised and administered by Dreyfus. Dreyfus Investment Advisors, Inc., another wholly-owned subsidiary, provides investment management services to various pension plans, institutions and individuals.

ITEM 26. Business and Other Connections of Investment Adviser (continued)

Officers and Directors of Investment Adviser

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Stephen R. Byers	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director, Vice Chairman, and		Managers
Chief Investment Officer		President	9/02 - 11/02

	Dreyfus Service Corporation++	Senior Vice President	3/00 - Present

	Founders Asset Management,	Member, Board of	6/02 - Present
	LLC****	Managers

	Dreyfus Investment Advisors,	Chief Investment Officer	2/02 - Present
	Inc. ++	Director	2/02 - Present

Stephen E. Canter	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Chairman of the Board,
Chief Executive Officer and	Mellon Bank, N.A.+	Vice Chairman	6/01 - Present
Chief Operating Officer

	Standish Mellon Asset Management	Board Manager	7/03 - Present
Company, LLC*

	Mellon Growth Advisors, LLC*	Board Member	1/02 – 7/03

	Dreyfus Investment	Chairman of the Board	1/97 - 2/02
	Advisors, Inc.++	Director	5/95 - 2/02
		President	5/95 - 2/02

	Newton Management Limited	Director	2/99 - Present
London, England

	Mellon Bond Associates, LLP+	Executive Committee	1/99 – 7/03
Member

	Mellon Equity Associates, LLP+	Executive Committee	1/99 - Present
Member

	Franklin Portfolio Associates,	Director	2/99 - Present
LLC*

	Franklin Portfolio Holdings, Inc.*	Director	2/99 - Present

	TBCAM Holdings, LLC*	Director	2/99 - Present

	Mellon Capital Management	Director	1/99 - Present
Corporation***

	Founders Asset Management	Member, Board of	12/97 - Present
	LLC****	Managers

	The Dreyfus Trust Company+++	Director	6/95 - Present
		Chairman	1/99 - Present
		President	1/99 - Present
		Chief Executive Officer	1/99 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-01-05-04.doc-019/004

01/20/04

Name and Position

With Dreyfus	Other Businesses	Position Held	Dates

J. Charles Cardona	Dreyfus Investment Advisors,	Chairman of the Board	2/02 - Present
Director and Vice Chairman	Inc.++

	Boston Safe Advisors, Inc.++	Director	10/01 - Present

	Dreyfus Service Corporation++	Executive Vice President	2/97 - Present
		Director	8/00 - Present

Steven G. Elliott	Mellon Financial Corporation+	Director	1/01 - Present
Director		Senior Vice Chairman	1/99 - Present
		Chief Financial Officer	1/90 - 12/01

	Mellon Bank, N.A.+	Director	1/01 - Present
		Senior Vice Chairman	3/98 - Present
		Chief Financial Officer	1/90 - 12/01

	Mellon EFT Services Corporation	Director	10/98 - 6/02
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Mellon Financial Services	Director	1/96 - Present
	Corporation #1	Vice President	1/96 - Present
Mellon Bank Center, 8th Floor
1735 Market Street
Philadelphia, PA 19103

	Allomon Corporation	Director	12/87 - Present
Two Mellon Bank Center
Pittsburgh, PA 15259

	Mellon Funding Corporation+	Director	8/87 - Present
		Chief Executive Officer	8/87 - 6/01
		President	8/87 - 6/01

	Mellon Overseas Investments	Director	4/88 – 7/02
Corporation+

	Mellon Financial Markets, LLC+	Member	12/99 – 3/02

	Mellon Ventures, Inc. +	Director	1/99 - Present
David F. Lamere	Mellon Financial Corporation +	Vice Chairman	9/01 - Present
Director
	Wellington-Medford II Properties,	President and Director	2/99 - Present
Inc.
Medford, MA

	TBC Securities Co., Inc.	President and Director	2/99 - Present
Medford, MA

	The Boston Company, Inc. *	Chairman & CEO	1/99 - Present

	Boston Safe Deposit and Trust	Chairman & CEO	1/99 - Present
Company*

	Newton Management Limited	Director	10/98 - Present
London, England

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-01-05-04.doc-019/004
	C-4		01/20/04

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

David F. Lamere	Laurel Capital Advisors, LLP+	Executive Committee	8/98 - Present
Director		Member
(continued)
	Mellon Bank, N.A. +	Vice Chairman	9/01 - Present
		Exec. Management Group	8/01 - Present
		Exec. Vice President	4/98 - 9/01

	Mellon United National Bank	Director	11/98 - Present
2875 Northeast 191st Street,
North Miami, FL 33180

	Mellon Asset Holdings, Inc. +	President	3/99 - 12/02
		Director	6/99 - 12/02

	Mellon Global Investing Corp.+	President	1/00 - Present

Martin G. McGuinn	Mellon Financial Corporation+	Chairman	1/99 - Present
Director		Chief Executive Officer	1/99 - Present
		Director	1/98 - Present

	Mellon Bank, N. A. +	Chairman	3/98 - Present
		Chief Executive Officer	3/98 - Present
		Director	1/98 - Present

Michael G. Millard	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Director and President		Managers
		Vice President	9/02 - 11/02

	Dreyfus Service Corporation++	Chairman of the Board	4/02 - Present
		Chief Executive Officer	4/02 - Present
		Director	8/00 - Present
		Executive Vice President	8/00 - 5/02

	Dreyfus Service Organization, Inc.	Director	4/02 - Present

	Dreyfus Insurance Agency of	Director	4/02 - Present
Massachusetts Inc. ++

	Founders Asset Management	Member, Board of	5/01 - Present
	LLC****	Managers
	Boston Safe Advisors, Inc. ++	Director	10/01 - Present
	MBSC LLC++	Manager, Board of	3/03 - Present
Managers

Ronald P. O’Hanley	Mellon Financial Corporation+	Vice Chairman	6/01 - Present
Vice Chairman
and Director
	Mellon Bank, N.A. +	Vice Chairman	6/01 - Present
		Senior Vice President	2/97 - 6/01

	Mellon Growth Advisors, LLC*	Board Member	1/02 - 7/03

	TBC General Partner, LLC*	President	7/03 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-01-05-04.doc-019/004

01/20/04

Name and Position

With Dreyfus	Other Businesses	Position Held	Dates

Ronald P. O’Hanley	Standish Mellon Asset Management	Board Member	7/01 - 7/03
Vice Chairman	Holdings, LLC
and Director	One Financial Center
(continued)	Boston, MA 02211

	Standish Mellon Asset Management	Board Member	7/01 - Present
Company, LLC
One Financial Center
Boston, MA 02211

	Franklin Portfolio Holdings, LLC*	Director	12/00 - Present

	Franklin Portfolio Associates,	Director	4/97 - Present
LLC*

	Pareto Partners (NY)	Partner Representative	2/00 - Present
505 Park Avenue
NY, NY 10022

	Buck Consultants, Inc.++	Director	7/97 - Present

	Newton Management Limited	Executive Committee	10/98 - Present
	London, England	Member
		Director	10/98 - Present

	Mellon Global Investments Japan Ltd.	Non-Resident Director	11/98 - Present
Tokyo, Japan

	TBCAM Holdings, LLC*	Director	1/98 - Present

	Fixed Income (MA) Trust*	Trustee	6/03 - Present

	Fixed Income (DE) Trust*	Trustee	6/03 – Present

	Boston Safe Advisors, Inc. ++	Chairman	6/97 - 10/01
		Director	2/97 - 10/01

	Pareto Partners	Partner Representative	5/97 - Present
271 Regent Street
London, England W1R 8PP

	Mellon Capital Management	Director	2/97 - Present
Corporation***

	Certus Asset Advisors Corp.**	Director	2/97 - 7/03

	Mellon Bond Associates, LLP+	Executive Committee	1/98 - 7/03
Member
		Chairman	1/98 - 7/03

	Mellon Equity Associates, LLP+	Executive Committee	1/98 - Present
Member
		Chairman	1/98 - Present

	Mellon Global Investing Corp.*	Director	5/97 - Present
		Chairman	5/97 - Present
		Chief Executive Officer	5/97 - Present

	Mellon - France Corporation*	Director	3/97 - 8/01

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-01-05-04.doc-019/004
	C-6		01/20/04

Name and Position

With Dreyfus	Other Businesses	Position Held	Dates

J. David Officer	Dreyfus Service Corporation++	President	3/00 - Present
Vice Chairman		Director	3/99 - Present
and Director
	MBSC, LLC++	Manager, Board of	4/02 - Present
Managers
		President	4/02 – Present

	Boston Safe Advisors, Inc. ++	Director	10/01 - Present

	Dreyfus Transfer, Inc. ++	Chairman and Director	2/02 - Present

	Dreyfus Service Organization,	Director	3/99 - Present
Inc.++

	Dreyfus Insurance Agency of	Director	5/98 - Present
Massachusetts, Inc.++

	Dreyfus Brokerage Services, Inc.	Chairman	3/99 – 1/02
6500 Wilshire Boulevard, 8th Floor,
Los Angeles, CA 90048

	Seven Six Seven Agency, Inc.++	Director	10/98 - Present

	Mellon Residential Funding Corp. +	Director	4/97 - Present

	Mellon Bank, N.A.+	Executive Vice President	2/94 - Present

	Mellon United National Bank	Director	3/98 - Present
1399 SW 1st Ave., Suite 400
Miami, Florida

	Dreyfus Financial Services Corp. +	Director	9/96 - 4/02
		Chairman	6/99 - 4/02
		Chief Executive Officer	6/99 - 4/02

	Dreyfus Investment Services	Manager	11/01 - 12/02
	Company LLC+	Chairman	11/01 - 12/02
		Chief Executive Officer	11/01 - 12/02

	Dreyfus Investment Services	Director	4/96 - 11/01
	Corporation+	Chairman	6/99 - 11/01
		Chief Executive Officer	6/99 - 11/01

Richard W. Sabo	Founders Asset Management	President	12/98 - Present
Director	LLC****	Chief Executive Officer	12/98 - Present
Diane P. Durnin	Seven Six Seven Agency, Inc. ++	Director	4/02 – Present
Executive Vice President

Mark N. Jacobs	Dreyfus Investment	Director	4/97 - Present
General Counsel,	Advisors, Inc.++
Executive Vice President, and
Secretary
	The Dreyfus Trust Company+++	Director	3/96 - Present

	The TruePenny Corporation++	President	10/98 - Present
		Director	3/96 - Present

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-01-05-04.doc-019/004
	C-7		01/20/04

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Patrice M. Kozlowski	None
Senior Vice President –
Corporate
Communications

William H. Maresca	Lighthouse Growth Advisors LLC++	Member, Board of	9/02 - Present
Controller		Managers
		Vice President and	9/02 - Present
Treasurer

	The Dreyfus Trust Company+++	Chief Financial Officer	3/99 - Present
		Treasurer	9/98 - Present
		Director	3/97 - Present

	Dreyfus Financial Services	Director	3/02 – 4/02
Corporation

	MBSC, LLC++	Chief Financial Officer	4/02 - Present
		Manager, Board of	4/02 - Present
Managers

	Boston Safe Advisors, Inc. ++	Chief Financial Officer and	10/01 - Present
Director

	Dreyfus Service Corporation++	Chief Financial Officer	12/98 - Present
		Director	8/00 - Present

	Dreyfus Consumer Credit	Treasurer	10/98 - Present
Corporation ++

	Dreyfus Investment	Treasurer	10/98 – Present
Advisors, Inc. ++

	Dreyfus-Lincoln, Inc.	Vice President	10/98 – 2/03
	c/o Mellon Corporation	Director	2/02 – 2/03
Two Greenville Center
4001 Kennett Pike
Suite 218
Greenville, DE 19807

	The TruePenny Corporation++	Vice President	10/98 - Present
		Director	2/02 - Present
		Treasurer	5/00 - Present

	Dreyfus Transfer, Inc. ++	Chief Financial Officer	5/98 - Present

	Dreyfus Service	Treasurer	3/99 - Present
Organization, Inc.++

	Dreyfus Insurance Agency of	Treasurer	3/99 - Present
Massachusetts, Inc. ++

Mary Beth Leibig	None
Vice President -
Human Resources

Angela E. Price	None
Vice President

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-01-05-04.doc-019/004
C-8

01/20/04

Name and Position
With Dreyfus	Other Businesses	Position Held	Dates

Theodore A. Schachar	Lighthouse Growth Advisors LLC++	Assistant Treasurer	9/02 - Present
Vice President – Tax
	Dreyfus Service Corporation++	Vice President - Tax	10/96 – Present

	MBSC, LLC++	Vice President - Tax	4/02 - Present

	The Dreyfus Consumer Credit	Chairman	6/99 – Present
	Corporation ++	President	6/99 – Present

	Dreyfus Investment Advisors,	Vice President - Tax	10/96 – Present
Inc.++

	Dreyfus Service Organization,	Vice President - Tax	10/96 - Present
Inc.++
Wendy Strutt	Boston Safe Advisers, Inc.	Chief Operating Officer	3/03 - Present
Vice President

Raymond J. Van Cott	Mellon Bank, N.A.+	Vice President	7/98 - Present
Vice President –
Information Systems

James Bitetto	The TruePenny Corporation++	Secretary	9/98 - Present
Assistant Secretary
	Dreyfus Service Corporation++	Assistant Secretary	8/98 - Present

	Dreyfus Investment	Assistant Secretary	7/98 - Present
Advisors, Inc.++

	Dreyfus Service	Assistant Secretary	7/98 - Present
Organization, Inc.++

	The Dreyfus Consumer Credit	Vice President and	2/02 – Present
	Corporation++	Director

Steven F. Newman	Dreyfus Transfer, Inc. ++	Vice President	2/97 - Present
Assistant Secretary		Director	2/97 - Present
		Secretary	2/97 - Present

	Dreyfus Service	Secretary	7/98 - Present
Organization, Inc.++
*	The address of the business so indicated is One Boston Place, Boston, Massachusetts, 02108.
**	The address of the business so indicated is One Bush Street, Suite 450, San Francisco, California 94104.
***	The address of the business so indicated is 595 Market Street, Suite 3000, San Francisco, California 94105.
****	The address of the business so indicated is 2930 East Third Avenue, Denver, Colorado 80206.
+	The address of the business so indicated is One Mellon Bank Center, Pittsburgh, Pennsylvania 15258.
++	The address of the business so indicated is 200 Park Avenue, New York, New York 10166.
+++	The address of the business so indicated is 144 Glenn Curtiss Boulevard, Uniondale, New York 11556-0144.

P:\Edgar Filings\PART C MASTERS\NEW-PARTC-MSW-MASTER\J31-MSW-01-05-04.doc-019/004

01/20/04

Item 27. Principal Underwriters

(a) Other investment companies for which Registrant's principal underwriter (exclusive distributor) acts as principal underwriter or exclusive distributor:

1.	CitizensSelect Funds
2.	Dreyfus A Bonds Plus, Inc.
3.	Dreyfus Appreciation Fund, Inc.
4.	Dreyfus Balanced Fund, Inc.
5.	Dreyfus BASIC Money Market Fund, Inc.
6.	Dreyfus BASIC U.S. Mortgage Securities Fund
7.	Dreyfus BASIC U.S. Government Money Market Fund
8.	Dreyfus Bond Funds, Inc.
9.	Dreyfus California Intermediate Municipal Bond Fund
10.	Dreyfus California Tax Exempt Bond Fund, Inc.
11.	Dreyfus California Tax Exempt Money Market Fund
12.	Dreyfus Cash Management
13.	Dreyfus Cash Management Plus, Inc.
14.	Dreyfus Connecticut Intermediate Municipal Bond Fund
15.	Dreyfus Connecticut Municipal Money Market Fund, Inc.
16.	Dreyfus Fixed Income Securities
17.	Dreyfus Florida Intermediate Municipal Bond Fund
18.	Dreyfus Florida Municipal Money Market Fund
19.	Dreyfus Founders Funds, Inc.
20.	The Dreyfus Fund Incorporated
21.	Dreyfus GNMA Fund, Inc.
22.	Dreyfus Government Cash Management Funds
23.	Dreyfus Growth and Income Fund, Inc.
24.	Dreyfus Growth and Value Funds, Inc.
25.	Dreyfus Growth Opportunity Fund, Inc.
26.	Dreyfus Index Funds, Inc.
27.	Dreyfus Institutional Cash Advantage Funds
28.	Dreyfus Institutional Money Market Fund
29.	Dreyfus Institutional Preferred Money Market Funds
30.	Dreyfus Insured Municipal Bond Fund, Inc.
31.	Dreyfus Intermediate Municipal Bond Fund, Inc.
32.	Dreyfus International Funds, Inc.
33.	Dreyfus Investment Grade Funds, Inc.
34.	Dreyfus Investment Portfolios
35.	The Dreyfus/Laurel Funds, Inc.
36.	The Dreyfus/Laurel Funds Trust
37.	The Dreyfus/Laurel Tax-Free Municipal Funds
38.	Dreyfus LifeTime Portfolios, Inc.
39.	Dreyfus Liquid Assets, Inc.
40.	Dreyfus Massachusetts Intermediate Municipal Bond Fund
41.	Dreyfus Massachusetts Municipal Money Market Fund
42.	Dreyfus Massachusetts Tax Exempt Bond Fund
43.	Dreyfus Midcap Index Fund, Inc.
44.	Dreyfus Money Market Instruments, Inc.
45.	Dreyfus Municipal Bond Fund, Inc.
46.	Dreyfus Municipal Cash Management Plus

47.	Dreyfus Municipal Funds, Inc.
48.	Dreyfus Municipal Money Market Fund, Inc.
49.	Dreyfus New Jersey Intermediate Municipal Bond Fund
50.	Dreyfus New Jersey Municipal Money Market Fund, Inc.
51.	Dreyfus New York Municipal Cash Management
52.	Dreyfus New York Tax Exempt Bond Fund, Inc.
53.	Dreyfus New York Tax Exempt Intermediate Bond Fund
54.	Dreyfus New York Tax Exempt Money Market Fund
55.	Dreyfus U.S. Treasury Intermediate Term Fund
56.	Dreyfus U.S. Treasury Long Term Fund
57.	Dreyfus 100% U.S. Treasury Money Market Fund
58.	Dreyfus Pennsylvania Intermediate Municipal Bond Fund
59.	Dreyfus Pennsylvania Municipal Money Market Fund
60.	Dreyfus Premier California Municipal Bond Fund
61.	Dreyfus Premier Equity Funds, Inc.
62.	Dreyfus Premier Fixed Income Funds
63.	Dreyfus Premier International Funds, Inc.
64.	Dreyfus Premier GNMA Fund
65.	Dreyfus Premier Municipal Bond Fund
66.	Dreyfus Premier New Jersey Municipal Bond Fund, Inc.
67.	Dreyfus Premier New Leaders Fund, Inc.
68.	Dreyfus Premier New York Municipal Bond Fund
69.	Dreyfus Premier Opportunity Funds
70.	Dreyfus Premier State Municipal Bond Fund
71.	Dreyfus Premier Stock Funds
72.	The Dreyfus Premier Third Century Fund, Inc.
73.	Dreyfus Premier Value Equity Funds
74.	Dreyfus Premier Worldwide Growth Fund, Inc.
75.	Dreyfus Short-Intermediate Government Fund
76.	Dreyfus Short-Intermediate Municipal Bond Fund
77.	The Dreyfus Socially Responsible Growth Fund, Inc.
78.	Dreyfus Stock Index Fund, Inc.
79.	Dreyfus Tax Exempt Cash Management
80.	Dreyfus Treasury Cash Management
81.	Dreyfus Treasury Prime Cash Management
82.	Dreyfus Variable Investment Fund
83.	Dreyfus Worldwide Dollar Money Market Fund, Inc.
84.	General California Municipal Bond Fund, Inc.
85.	General California Municipal Money Market Fund
86.	General Government Securities Money Market Funds, Inc.
87.	General Money Market Fund, Inc.
88.	General Municipal Bond Fund, Inc.
89.	General Municipal Money Market Funds, Inc.
90.	General New York Municipal Bond Fund, Inc.
91.	General New York Municipal Money Market Fund
92.	Mellon Funds Trust

(b)

Positions
Name and principal		and Offices with
Business address	Positions and offices with the Distributor	Registrant

Michael G. Millard *	Chief Executive Officer and Chairman of the Board	None
J. David Officer *	President and Director	None
J. Charles Cardona *	Executive Vice President and Director	None
James Neiland*	Executive Vice President and Director	None
Irene Papadoulis **	Executive Vice President and Director	None
Prasanna Dhore *	Executive Vice President	None
Noreen Ross *	Executive Vice President	None
Richard Sabo ***	Executive Vice President	None
William H. Maresca *	Chief Financial Officer and Director	None
Ken Bradle **	Senior Vice President	None
Stephen R. Byers *	Senior Vice President	Executive Vice
President
Walter Kress *	Senior Vice President	None
Matthew Perrone **	Senior Vice President	None
Bradley J. Skapyak *	Senior Vice President	None
Bret Young *	Senior Vice President	None
Jane Knight *	Chief Legal Officer and Secretary	None
Stephen Storen *	Chief Compliance Officer	None
Maria Georgopoulos *	Vice President – Facilities Management	None
William Germenis *	Vice President	Anti-Money
Laundering
Compliance Officer
Tracy Hopkins *	Vice President	None
Donna Impagliazzo *	Vice President	None
Mary Merkle *	Vice President	None
Paul Molloy *	Vice President	None
James Muir *	Vice President	None
Gary Pierce *	Vice President – Finance	None
David Ray ***	Vice President	None
Theodore A. Schachar *	Vice President – Tax	None
William Schalda *	Vice President	None
James Windels *	Vice President	Treasurer
James Bitetto *	Assistant Secretary	None
Ken Christoffersen ***	Assistant Secretary	None
Ronald Jamison *	Assistant Secretary	None

*	Principal business address is 200 Park Avenue, New York, NY 10166.
**	Principal business address is 144 Glenn Curtiss Blvd., Uniondale, NY 11556-0144.
***	Principal business address is 210 University Blvd., Suite 800, Denver, CO 80206

P:\Edgar Filings\Pending\026\485BPOS\J33-MSW-03-04-04.doc-019/004

Item 28.	Location of Accounts and Records

	1.	The Bank of New York
100 Church Street
New York, NY 10286

	2.	Dreyfus Transfer, Inc.
200 Park Avenue
New York, New York 10166

	3.	The Dreyfus Corporation
200 Park Avenue
New York, New York 10166

Item 29.	Management Services

Not Applicable

Item 30.	Undertakings

None

P:\Edgar Filings\Pending\026\485BPOS\J33-MSW-03-04-04.doc-019/004

SIGNATURES
_____________

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 28th day of April, 2004.

THE DREYFUS FUND INCORPORATED

BY:	/s/ Stephen E. Canter*

Stephen E. Canter, PRESIDENT

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title		Date

/s/Stephen E. Canter*	President (Principal Executive	4/28/04
Officer)
Stephen E. Canter

/s/James Windels*	Treasurer (Principal Financial	4/28/04
and Accounting Officer)
James Windels

/s/Joseph S. DiMartino*	Director	4/28/04

Joseph S. DiMartino

/s/Clifford L. Alexander*	Director	4/28/04

Clifford L. Alexander

/s/Lucy Wilson Benson*	Director	4/28/04

Lucy Wilson Benson

/s/David W. Burke*	Director	4/28/04

David W. Burke

P:\Edgar Filings\Pending\026\485bpos\J57-026-04-04.doc-010-004/061

/s/Whitney I. Gerard*	Director	4/28/04

Whitney I. Gerard

/s/Arthur A. Hartman*	Director	4/28/04

Arthur A. Hartman

/s/George L. Perry*	Director	4/28/04

George L. Perry
*BY:	/s/Robert R. Mullery

Robert R. Mullery
Attorney-in-Fact

P:\Edgar Filings\Pending\026\485bpos\J57-026-04-04.doc-010-004/061

INDEX OF EXHIBITS

(j)	Consent of Independent Auditors

(p)	Code of Ethics

P:\Edgar Filings\Pending\026\485BPOS\index.doc-010-004